AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON October 6, 2000
                                       Registration Nos. 333-66757, 811-5626
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                     [ ]
   Post-Effective Amendment No. 5                                      [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No. 103                                                   [X]
                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                          West Chester, Pennsylvania   19380-1478
(Address of Depositor's Principal Executive Offices)   (Zip Code)
Depositor's Telephone Number, including Area Code (610) 425-3400

Myles R. Tashman, Esq.                      COPY TO:
Golden American Life Insurance Company      Stephen E. Roth, Esq.
1475 Dunwoody Drive                         Sutherland Asbill & Brennan LLP
West Chester, PA  19380-1478                1275 Pennsylvania Avenue, N.W.
(610) 425-3516                              Washington, D.C. 20004-2404
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box:
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ]  on (date) pursuant to paragraph (b) of Rule 485
          [X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

                           PART A

                      EXPLANATORY NOTE

This Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 does not supercede the prospectuses found in Post-Effective Amendment No. 4 filed on September 13, 2000.

                      SUPPLEMENT
                LINKING FID BROCHURE TO
         PROSPECTUS OF GOLDENSELECT VALUE/R/

                                        Registration Nos. 333-66757, 811-5626


ING VARIABLE ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY


               PROFILE AND PROSPECTUS SUPPLEMENT

                       DATED JANUARY { }, 2001



             Supplement to the Profile and
           Prospectus dated  January { }, 2001 for
  DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                           issued
          by Golden American Life Insurance Company
            (the "GoldenSelect VALUE Prospectuses")

                         __________

You should keep this supplement with your Prospectus.



A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The
Fixed Interest Division is part of the Golden American
General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General
Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered through an Offering Brochure, dated May 1, 1999. The Fixed
Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. When reading through the GoldenSelect
VALUE Prospectus, the Fixed Interest Division should be counted among the various divisions available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

More complete information relating to the Fixed Interest
Division is found in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed
Interest Division.

ING VARIABLE ANNUITIES

Golden American Life Insurance Company
Golden American Life Insurance Company is a stock company domiciled in Delaware

{  } FID VAL                                          01/{ }/01

           VALUE PROFILE AND PROSPECTUS

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  |   PROFILE AND PROSPECTUS FOR GOLDENSELECT VALUE SM
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  | Deffered Combination Variable and Fixed Annuity Contract, January { }, 2001
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  |  Golden American Life Insurance Company
  |  Separate Account B of Golden American Life Insurance Company
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Value-New DB Special Funds-03.doc

ING  VARIABLE  ANNUITIES



GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

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                                   PROFILE OF

                               GOLDENSELECT VALUE

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT

                                     , 2000
-------------------------------------------------------------------------------

1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and Golden American Life Insurance Company. The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of the 32 mutual fund investment portfolios through our Separate Account B and/or (ii) in a fixed account of Golden American with guaranteed interest periods. The 32 mutual fund portfolios are listed on page 3 below. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years in the fixed account. We set the interest rates in the fixed account (which will never be less than 3%) periodically. We may credit a different interest rate for each interest period. The interest you earn in the fixed account as well as your principal is guaranteed by Golden American as long as you do not take your money out before the maturity date for the applicable interest period. If you withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you take out. Generally, the investment portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You may not make any money, and you can even lose the money you invest.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins on the annuity start date, which is the date you start receiving regular annuity payments from your Contract.

VALUE PROFILE                                       PROSPECTUS BEGINS AFTER
108---                                              PAGE 12 OF THIS PROFILE

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.


2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

       -----------------------------------------------------------------------------------------------------------------
                                                       ANNUITY OPTIONS
       -----------------------------------------------------------------------------------------------------------------
       Option 1            Income for a fixed      Payments  are made for a  specified  number of years to you or your
                           period                  beneficiary.
       ------------------- ----------------------- ---------------------------------------------------------------------
       Option 2            Income for life with    Payments  are  made  for  the  rest of your  life or  longer  for a
                           a period certain        specified  period such as 10 or 20 years or until the total  amount used to buy this option has
                                                   been repaid. This option
                                                   comes with an added guarantee
                                                   that payments will continue
                                                   to your beneficiary for the
                                                   remainder of such period if
                                                   you should die during the
                                                   period.
      ------------------- ----------------------- ---------------------------------------------------------------------
       Option 3            Joint life income       Payments  are  made for your  life and the life of  another  person
                                                   (usually your spouse).
       ------------------- ----------------------- ---------------------------------------------------------------------
       Option 4            Annuity plan            Any  other  annuitization  plan  that we  choose  to  offer  on the annuity start date.
       ------------------- ----------------------- ---------------------------------------------------------------------


Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Company Act of 1940, it will comply with requirements of such Act. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $25,000 or more up to and including age 85. You may make additional payments of $1,000 or more ($250 for a qualified Contract) at any time before you turn age 85 during the accumulation phase. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

108---                              2                          VALUE PROFILE

4.   THE INVESTMENT PORTFOLIOS
You can direct your money into (1) the fixed account with guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years, and/or (2) into any one or more of the following 32 mutual fund investment portfolios through our Separate Account B. The investment portfolios are described in the prospectuses for the GCG Trust, the PIMCO Variable Insurance Trust, the Warburg Pincus Trust, ING Variable Insurance Trust and the Prudential Series Fund. Keep in mind that while an investment in the fixed account earns a fixed interest rate, an investment in any investment portfolio, depending on market conditions, may cause you to make or lose money. The investment portfolios available under your Contract are:

     THE GCG TRUST

           Liquid Asset Series                       Rising Dividends Series               Strategic Equity Series
           Limited Maturity Bond Series              Diversified Mid-Cap Series            Special Situations Series
           Global Fixed Income Series                Managed Global Series                 Mid-Cap Growth Series
           Fully Managed Series                      Large Cap Value Series                Small Cap Series
           Total Return Series                       All Cap Series                        Growth Series
           Asset Allocation Growth Series            Research Series                       Real Estate Series
           Equity Income Series                      Capital Appreciation Series           Hard Assets Series
           Investors Series                          Growth and Income Series              Developing World Series
           Value Equity Series                       Capital Growth Series

     THE PIMCO VARIABLE INSURANCE TRUST
            PIMCO High Yield Bond Portfolio
            PIMCO StocksPLUS Growth and Income Portfolio

     THE WARBURG PINCUS TRUST
            International Equity Portfolio

     ING VARIABLE INSURANCE TRUST
            ING Global Brand Names Fund

     PRUDENTIAL SERIES FUND
            Prudential Jennison Portfolio
            SP Jennison International Growth Portfolio


Restricted Funds. We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. For more detailed information, see "Restricted Funds" in the prospectus for the Contract.


5.   EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. The Company currently does not deduct an annual contract administrative charge but may in the future charge an annual contract administrative fee of $30 or 2% of the contract value, whichever is less. We also collect a mortality and expense risk charge and an asset-based administrative charge. These 2 charges are deducted daily directly from the amounts in the investment portfolios. The asset-based administrative charge is 0.15% annually. The annual rate of the mortality and expense risk charge is:

108---                              3                          VALUE PROFILE

 -------------------------------------------------------------------------------
                                      STANDARD         ENHANCED DEATH BENEFITS
                                    DEATH BENEFIT   ANNUAL RATCHET   5% SOLUTION

 -------------------------------------------------------------------------------
 Mortality & Expense Risk Charge        0.85%          1.00%            1.15%
 Asset-Based Administrative Charge      0.15%          0.15%            0.15%
     Total                              1.00%          1.15%            1.30%
 -------------------------------------------------------------------------------


If you choose to purchase one of the optional benefit riders we offer, we will deduct a separate quarterly charge for the rider on each quarterly contract anniversary and pro rata when the rider terminates. We deduct the rider charges directly from your contract value in the investment portfolios; if the value in the investment portfolios is insufficient, rider charges will be deducted from the fixed account. The rider charges are as follows:

OPTIONAL BENEFIT RIDER CHARGES

       Minimum Guaranteed Accumulation Benefit (MGAB) rider

            Waiting Period     Quarterly Charge
            --------------     ----------------
            10 Year..........  0.125% of the MGAB Charge Base*(0.50% annually)
            20 Year..........  0.125% of the MGAB Charge Base (0.50% annually)

       Minimum Guaranteed Income Benefit (MGIB) rider

            MGIB Base Rate     Quarterly Charge
            --------------     ----------------
            7%...............  0.125% of the MGIB Charge Base*  (0.50% annually)

       Minimum Guaranteed Withdrawal Benefit (MGWB) rider

            Quarterly Charge
            ----------------
            0.125% of the MGWB Eligible Payment Amount* (0.50% annually)

       * See prospectus for a description.


Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.56% to 1.75% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, the Company may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any contract year is the greater of (i) any earnings less previous withdrawals; or
(ii) 10% of premium payments paid within the last 7 years and not previously withdrawn, less any previous withdrawals taken in the same contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment withdrawn.

     COMPLETE YEARS ELAPSED         0  |  1 |  2 |  3 |  4 |  5 |  6 | 7+
        SINCE PREMIUM PAYMENT          |    |    |    |    |    |    |
                                       |    |    |    |    |    |    |
     SURRENDER CHARGE              6%  | 6% | 6% | 5% | 4% | 3% | 1% | 0%

108---                              4                          VALUE PROFILE

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.04% (based on an average contract value of $72,000) and the highest optional rider charge as 0.75% in most cases, assuming the rider base is equal to the initial premium and the rider base increases by 7% each year. The second part reflects the same insurance charges, but without any rider charges. The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and is based on actual expenses as of December 31, 1999, except for (i) portfolios that commenced operations during 2000; and (ii) newly formed portfolios where the charges have been estimated. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10 (based on the 5% Solution Enhanced Death Benefit). The 1 Year examples above include a 6% surrender charge. For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the 5% Solution Enhanced Death Benefit. For these examples, the premium tax is assumed to be 0%.

108---                              5                          VALUE PROFILE

---------------------------------------------------------------------------------------------------------------------------
                                                                                                    EXAMPLES:
                                                                                                    ---------
                                TOTAL ANNUAL                       TOTAL ANNUAL           TOTAL CHARGES AT THE END OF:
                            INSURANCE CHARGES                         CHARGES             1 YEAR              10 YEARS
                            -----------------                      ------------           ----------------------------
                            W/ THE      W/O      TOTAL ANNUAL     W/ THE     W/O      W/ THE      W/O      W/ THE      W/O
                            HIGHEST     ANY       INVESTMENT      HIGHEST    ANY      HIGHEST     ANY      HIGHEST     ANY
                             RIDER     RIDER       PORTFOLIO       RIDER    RIDER      RIDER     RIDER      RIDER     RIDER
  INVESTMENT PORTFOLIO      CHARGE    CHARGE        CHARGES       CHARGE   CHARGE     CHARGE    CHARGE     CHARGE    CHARGE
---------------------------------------------------------------------------------------------------------------------------

  THE GCG TRUST

  Liquid Asset               2.09%    1.34%          0.56%        2.65%     1.90%       $87       $79       $298      $222
---------------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond      2.09%    1.34%          0.57%        2.66%     1.91%       $87       $79       $299      $223
---------------------------------------------------------------------------------------------------------------------------
  Global Fixed Income        2.09%    1.34%          1.60%        3.69%     2.94%       $97       $90       $394      $326
---------------------------------------------------------------------------------------------------------------------------
  Fully Managed              2.09%    1.34%          0.97%        3.06%     2.31%       $91       $83       $337      $265
---------------------------------------------------------------------------------------------------------------------------
  Total Return               2.09%    1.34%          0.91%        3.00%     2.25%       $90       $83       $332      $258
---------------------------------------------------------------------------------------------------------------------------
  Asset Allocation           2.09%    1.34%          1.01%        3.10%     2.35%       $91       $84       $341      $269
---------------------------------------------------------------------------------------------------------------------------
  Equity Income              2.09%    1.34%          0.96%        3.05%     2.30%       $91       $83       $336      $264
---------------------------------------------------------------------------------------------------------------------------
  Investors                  2.09%    1.34%          1.01%        3.10%     2.35%       $91       $84       $341      $269
---------------------------------------------------------------------------------------------------------------------------
  Value Equity               2.09%    1.34%          0.96%        3.05%     2.30%       $91       $83       $336      $264
---------------------------------------------------------------------------------------------------------------------------
  Rising Dividends           2.09%    1.34%          0.96%        3.05%     2.30%       $91       $83       $336      $264
---------------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap        2.09%    1.34%          1.01%        3.10%     2.35%       $91       $84       $341      $269
---------------------------------------------------------------------------------------------------------------------------
  Managed Global             2.09%    1.34%          1.25%        3.34%     2.59%       $94       $86       $363      $292
---------------------------------------------------------------------------------------------------------------------------
  Large Cap Value            2.09%    1.34%          1.01%        3.10%     2.35%       $91       $84       $341      $269
---------------------------------------------------------------------------------------------------------------------------
  All Cap                    2.09%    1.34%          1.01%        3.10%     2.35%       $91       $84       $341      $269
---------------------------------------------------------------------------------------------------------------------------
  Research                   2.09%    1.34%          0.91%        3.00%     2.25%       $90       $83       $332      $258
---------------------------------------------------------------------------------------------------------------------------
  Capital Appreciation       2.09%    1.34%          0.96%        3.05%     2.30%       $91       $83       $336      $264
---------------------------------------------------------------------------------------------------------------------------
  Growth & Income            2.09%    1.34%          1.11%        3.20%     2.45%       $92       $85       $350      $279
---------------------------------------------------------------------------------------------------------------------------
  Capital Growth             2.09%    1.34%          1.05%        3.14%     2.39%       $92       $84       $345      $273
---------------------------------------------------------------------------------------------------------------------------
  Strategic Equity           2.09%    1.34%          0.96%        3.05%     2.30%       $91       $83       $336      $264
---------------------------------------------------------------------------------------------------------------------------
  Special Situations         2.09%    1.34%          1.11%        3.20%     2.45%       $92       $85       $350      $279
---------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth             2.09%    1.34%          0.91%        3.00%     2.25%       $90       $83       $332      $258
---------------------------------------------------------------------------------------------------------------------------
  Small Cap                  2.09%    1.34%          0.96%        3.05%     2.30%       $91       $83       $336      $264
---------------------------------------------------------------------------------------------------------------------------
  Growth                     2.09%    1.34%          1.04%        3.13%     2.38%       $92       $84       $344      $272
---------------------------------------------------------------------------------------------------------------------------
  Real Estate                2.09%    1.34%          0.96%        3.05%     2.30%       $91       $83       $336      $264
---------------------------------------------------------------------------------------------------------------------------
  Hard Assets                2.09%    1.34%          0.96%        3.05%     2.30%       $91       $83       $336      $264
---------------------------------------------------------------------------------------------------------------------------
  Developing World           2.09%    1.34%          1.75%        3.84%     3.09%       $99       $91       $407      $340
---------------------------------------------------------------------------------------------------------------------------

  THE PIMCO VARIABLE INSURANCE TRUST
  PIMCO High Yield           2.09%    1.34%          0.75%        2.84%     2.09%       $89       $81       $317      $242
---------------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS           2.09%    1.34%          0.65%        2.74%     1.99%       $88       $80       $307      $232
---------------------------------------------------------------------------------------------------------------------------

  THE WARBURG PINCUS TRUST
  WP International           2.09%    1.34%          1.32%        3.41%     2.66%       $94       $87       $369      $299
---------------------------------------------------------------------------------------------------------------------------

  ING VARIABLE INSURANCE TRUST
  ING Global Brand
    Names                    2.09%    1.34%          1.23%        3.32%     2.57%       $93       $86       $361      $290
---------------------------------------------------------------------------------------------------------------------------

  THE PRUDENTIAL SERIES FUND
  Prudential Jennison        2.09%    1.34%          1.03%        3.12%     2.37%       $91       $84       $343      $271
---------------------------------------------------------------------------------------------------------------------------
  SP Jennison
    International Growth     2.09%    1.34%          1.64%        3.73%     2.98%       $98       $90       $398      $330
---------------------------------------------------------------------------------------------------------------------------


For the newly formed portfolios, the charges have been estimated. The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. For more detailed information, see "Fees and Expenses" in the prospectus for the Contract.


108---                              6                          VALUE PROFILE

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts at your request.

If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the taxable earnings withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 9. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE

The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio that was in operation for the entire year of 1999. These numbers reflect the deduction of the mortality and expense risk charge (based on the 5% Solution Enhanced Death Benefit), the asset-based administrative charge, the annual contract fee and the maximum optional benefit rider charge on a rider base that accumulates at 7%. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.


108---                              7                          VALUE PROFILE

                                                                  CALENDAR YEAR
       INVESTMENT PORTFOLIO                                           1999

       Managed by A I M Capital Management, Inc.
            Capital Appreciation(1)                                   23.48%
            Strategic Equity(2)                                       54.80%
       Managed by Alliance Capital Management L.P.
            Capital Growth(2)                                         24.39%
       Managed by Baring International Investment Limited
            Developing World(2)                                       60.17%
            Global Fixed Income                                       -9.48%
            Hard Assets(2                                             22.21%
       Managed by Capital Guardian Trust Company
            Large Cap Value                                              --
            Managed Global(3)                                         61.79%
            Small Cap(3)                                              49.21%
       Managed by Eagle Asset Management, Inc.
            Value Equity                                              -0.43%
       Managed by Fidelity Management & Research Company
            Asset Allocation Growth                                      --
            Diversified Mid-Cap                                          --
       Managed by ING Investment Management, LLC
            Limited Maturity Bond                                      0.18%
            Liquid Asset                                               3.75%
       Managed by Janus Capital Corporation
            Growth(2)                                                 76.49%
            Growth and Income                                            --
            Special Situations                                           --
       Managed by Kayne Anderson Investment Management, LLC
            Rising Dividends                                          14.79%
       Managed by Massachusetts Financial Services Company
            Mid-Cap Growth                                            77.41%
            Research                                                  23.07%
            Total Return                                               2.41%
       Managed by The Prudential Investment Corporation
            Real Estate(4)                                            -4.71%
       Managed by Salomon Brothers Management, Inc.
            All Cap                                                      --
            Investors                                                    --
       Managed by T. Rowe Price Associates, Inc.
            Equity Income(2)                                          -1.66%
            Fully Managed                                              5.92%
       Managed By Pacific Investment Management Company
            PIMCO High Yield Bond                                      2.05%
            PIMCO StocksPLUS Growth and Income                        18.73%
       Managed by Credit Suisse Asset Management, LLC
            International Equity                                      52.01%
       Managed by ING Investment Management Advisors B.V.
            ING Global Brand Names                                       --
       Managed by Jennison Associates LLC
            Prudential Jennison                                          --
            SP Jennison International Growth                             --

       (1)   Prior to April 1, 1999, a different firm managed the Portfolio.
       (2)   Prior to March 1, 1999, a different firm managed the Portfolio.
       (3)   Prior to February 1, 2000, a different firm managed the Portfolio.
       (4)   Prior to May 1, 2000, a different firm managed the Portfolio.

108---                              8                          VALUE PROFILE

9.   DEATH BENEFIT

The death benefit is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS PURCHASING CONTRACTS AFTER JANUARY __, 2001. IF YOU PURCHASED YOUR CONTRACT PRIOR TO THAT DATE, PLEASE SEE APPENDIX D FOR A DESCRIPTION OF THE CALCULATION OF DEATH BENEFITS APPLICABLE TO YOUR CONTRACT.

You may choose one of the following Death Benefits: (a) the Standard Death Benefit, (b) the 5% Solution Enhanced Death Benefit or (c) the Annual Ratchet Enhanced Death Benefit. The 5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The 5% Solution and Annual Ratchet Enhanced Death Benefits may not be available where a Contract is held by joint owners.

Base Death Benefit. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the Enhanced Death Benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

        1)   the contract value; and

        2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the SUM of 1) and 2), where:

        1)   is the contract value allocated to Special Funds;  and

        2) is the Standard Minimum Guaranteed Death Benefit for amounts allocated to non-Special Funds as further described in the prospectus.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Base Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios and the Fixed Account are designated as "Special Funds". In addition to the Fixed Account, t he investment portfolios designated currently as Special Funds are the Liquid Asset Portfolio and the Limited Maturity Bond Portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit. You will automatically receive the Standard Death Benefit unless you elect one of the other enhanced death benefit options. The enhanced death benefit options are available only at the time you purchase your Contract. The enhanced death benefit options are not available where a Contract is owned by joint owners.

Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the enhanced death benefit. The MGWB rider may also affect the death benefit. See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider -- Death Benefit during Automatic Periodic Benefit Status."

Each of the enhanced death
benefit options is based on a minimum guaranteed death benefit for that option. Please see "Death Benefit Choices" in the prospectus for details on the calculation of the minimum guaranteed death benefit for each enhanced death benefit and further details on the effect of withdrawals and transfers on the calculation of the enhanced death benefits.

108---                              9                          VALUE PROFILE

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

        1)   the Standard Death Benefit; and

        2) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds as further described in the prospectus.

The 5% SOLUTION ENHANCED DEATH BENEFIT,  equals the GREATER of:

        1)   the Standard Death Benefit; and

        2) the sum of the contract value allocated to Special Funds and the 5% Solution Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds as further described in the prospectus.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Keep in mind that selecting a Special Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during the period contract value is allocated to a Special Fund.


10.   OTHER INFORMATION
     FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a refund of the adjusted contract value. We determine your contract value at the close of business on the day we receive your written refund request. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the fixed account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period.


     TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the fixed account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that if you transfer or otherwise withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw. Keep in mind that transfers between Special Funds and Non-Special Funds will impact your death benefit and benefits under an optional benefit rider, if any. Also, a transfer to a Restricted Fund will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. Transfers from Restricted Funds are not limited. If the result of multiple transfers is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.


108---                              10                          VALUE PROFILE

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations -- Taxation of Death Benefit Proceeds" in the prospectus for the Contract.


     OPTIONAL RIDERS. Subject to state availability, you may purchase one of three optional benefit riders for an additional charge. You may not add more than one of these three riders to your Contract. There is a separate charge for each rider. Once elected, the riders generally may not be cancelled. This means once added the rider may not be removed and charges will be assessed regardless of the performance of your Contract.

The following describes the optional riders for contract owners purchasing Contracts after January __, 2001. If you purchased your Contract prior to that date, please see Appendix E for a description of the calculation of the optional rider benefits applicable under your Contract.

         Minimum Guaranteed Accumulation Benefit (MGAB) Rider. The MGAB is an optional benefit which offers you the ability to receive a one-time adjustment to your contract value in the event your contract value on a specified date is below the MGAB rider guarantee. When added at issue, the MGAB rider guarantees that your contract value will at least equal your initial premium payment at the end of ten years, or, at least equal two times your initial premium payment at the end of twenty years, depending on the waiting period you select, reduced pro rata for withdrawals and certain transfers. The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. Investment in Special Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Special Funds. The MGAB rider may offer you protection in the event of a lower contract value that may result from unfavorable investment performance of your Contract. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGAB rider. See "Optional Riders" in the prospectus for more complete information.

          Minimum Guaranteed Income Benefit (MGIB) Rider. The MGIB rider is an optional benefit which guarantees a minimum amount of income that will be available to you upon annuitization, regardless of fluctuating market conditions. Ordinarily, the amount of income that will be available to you upon annuitization is based upon your contract value, the annuity option you selected and the guaranteed or then current income factors in effect. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greater of the amounts that are ordinarily available to you under your Contract and the MGIB annuity benefit, which is based on your MGIB Base, the MGIB annuity option you selected and the MGIB guaranteed income factors specified in your rider. Your MGIB Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, and when you pay the premiums, accumulated at the MGIB rate, less adjustments for withdrawals and transfers. Investment in Special Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Special Funds. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGIB rider. You should read the prospectus for more complete information.

          Minimum Guaranteed Withdrawal Benefit (MGWB) Rider. The MGWB rider is an optional benefit which guarantees that you will receive annual periodic payments, which, when added together, equal all premium payments paid during the first two contract years, less adjustments for any prior withdrawals and adjusted by transfers to Special Funds. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. (Of course, any applicable income and penalty taxes will apply to amounts withdrawn.) Your original Eligible Payment Amount is your premium payments received during the first two contract years. Withdrawals that you make in excess of the above periodic payment amount may substantially reduce the guarantee. Investment in Special Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Special Funds. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGWB rider. You should read the prospectus for more complete information.


108---                              11                          VALUE PROFILE

ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month. It may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the fixed account with either a 6-month or 1-year guaranteed interest period. Transfers from the fixed account under this program will not be subject to a market value adjustment. If you invest in Restricted Funds, your ability to dollar cost average may be limited. Please see "Transfers Among Your Investments" in the prospectus for more complete information.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any surrender charge. Withdrawals from your money in the fixed account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. If you invest in Restricted Funds, your systematic withdrawals may be affected. Please see "Withdrawals" in the prospectus for more complete information.

          Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing. If you invest in Restricted Funds, automatic rebalancing may be affected. Please see "Transfers Among Your Investments" in the prospectus for more complete information.


11.   INQUIRIES
If you need more information after reading this prospectus, please contact us at:

         CUSTOMER SERVICE CENTER
         P.O. BOX 2700
         WEST CHESTER, PA 19380
         (800) 366-0066

or your registered representative.

108---                              12                          VALUE PROFILE

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VAL-108205

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   GOLDEN AMERICAN LIFE INSURANCE COMPANY
   SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                               GOLDENSELECT VALUE


-------------------------------------------------------------------------------

                                                                    , 2000

         This prospectus describes GoldenSelect Value, a group and individual deferred variable annuity contract (the "Contract") offered by Golden American Life Insurance Company ("Golden American," the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

         The Contract provides a means for you to invest your premium payments in one or more of 32 mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

         We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We set the interest rates periodically. We will not set the interest rate to be less than a minimum annual rate of 3%. You may choose guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years. The interest earned on your money as well as your principal is guaranteed as long as you hold them until the maturity date. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. You bear the risk that you may receive less than your principal if we take a Market Value Adjustment. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

         This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated, 2000, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call
     (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. AN INVESTMENT IN THE SUBACCOUNTS THROUGH THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE WARBURG PINCUS TRUST, ING VARIABLE INSURANCE TRUST OR THE PRUDENTIAL SERIES FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE WARBURG PINCUS TRUST, ING VARIABLE INSURANCE TRUST AND THE PRUDENTIAL SERIES FUND.

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THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE BACK OF THIS COVER.
-------------------------------------------------------------------------------

VAL-108---

         The investment portfolios available under your Contract and the portfolio managers are:

             A I M CAPITAL MANAGEMENT, INC.
                      Capital Appreciation Series
                      Strategic Equity Series
             ALLIANCE CAPITAL MANAGEMENT L. P.
                      Capital Growth Series
             BARING INTERNATIONAL INVESTMENT LIMITED (AN AFFILIATE)
                      Developing World Series
                      Global Fixed Income Series
                      Hard Assets Series
             CAPITAL GUARDIAN TRUST COMPANY
                      Large Cap Value Series
                      Managed Global Series
                      Small Cap Series
             EAGLE ASSET MANAGEMENT, INC
                      Value Equity Series
             FIDELITY MANAGEMENT & RESEARCH COMPANY
                      Asset Allocation Growth Series
                      Diversified Mid-Cap Series
             ING INVESTMENT MANAGEMENT, LLC (AN AFFILIATE)
                      Limited Maturity Bond Series
                      Liquid Asset Series
             JANUS CAPITAL CORPORATION
                      Growth Series
                      Growth and Income Series
                      Special Situations Series
             KAYNE ANDERSON INVESTMENT MANAGEMENT, LLC
                      Rising Dividends Series
             MASSACHUSETTS FINANCIAL SERVICES COMPANY
                      Mid-Cap Growth Series
                      Research Series
                      Total Return Series
             THE PRUDENTIAL INVESTMENT CORPORATION
                      Real Estate Series
             SALOMON BROTHERS ASSET MANAGEMENT, INC
                      All Cap Series
                      Investors Series
             T. ROWE PRICE ASSOCIATES, INC.
                      Equity Income Series
                      Fully Managed Series
             PACIFIC INVESTMENT MANAGEMENT COMPANY
                      PIMCO High Yield Bond Portfolio
                      PIMCO StocksPLUS Growth and Income Portfolio
             CREDIT SUISSE ASSET MANAGEMENT, LLC
                      International Equity Portfolio
             ING INVESTMENT MANAGEMENT ADVISORS B.V. (AN AFFILIATE)
                      ING Global Brand Names Fund
             JENNISON ASSOCIATES LLC
                      Prudential Jennison Portfolio
                      SP Jennison International Growth Portfolio

         The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

VAL-108---

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                                TABLE OF CONTENTS
-------------------------------------------------------------------------------

                                                                           PAGE

            Index of Special Terms.........................................   1
            Fees and Expenses..............................................   2
            Performance Information........................................   9
               Accumulation Unit...........................................   9
               Net Investment Factor.......................................   9
               Condensed Financial Information.............................   9
               Financial Statements........................................   9
               Performance Information.....................................   9
            Golden American Life Insurance Company.........................  10
            The Trusts.....................................................  10
            Golden American Separate Account B.............................  11
            The Investment Portfolios......................................  12
               Investment Objectives.......................................  12
               Investment Management Fees..................................  15
               Restricted Funds............................................
            The Fixed Interest Allocation..................................  16
               Selecting a Guaranteed Interest Period......................  16
               Guaranteed Interest Rates...................................  17
               Transfers from a Fixed Interest Allocation..................  17
               Withdrawals from a Fixed Interest Allocation................  17
               Market Value Adjustment.....................................  18
            The Annuity Contract...........................................  19
               Contract Date and Contract Year.............................  19
               Annuity Start Date..........................................  19
               Contract Owner..............................................  19
               Annuitant...................................................  20
               Beneficiary.................................................  20
               Purchase and Availability of the Contract...................  20
               Crediting of Premium Payments...............................  21
               Administrative Procedures...................................  22
               Contract Value..............................................  22
               Cash Surrender Value........................................  22
               Surrendering to Receive the Cash Surrender Value............  23
               The Subaccounts.............................................  23
               Addition, Deletion or Substitution of Subaccounts and
                  Other Changes............................................  23
               The Fixed Account...........................................  23
         Optional Riders...................................................
               Rider Date..................................................
               Special Funds...............................................
               No Cancellation.............................................
               Termination.................................................
               Minimum Guaranteed Accumulation Benefit Rider...............
               Minimum Guaranteed Income Benefit Rider.....................
               Minimum Guaranteed Withdrawal Benefit Rider.................
               Other Contracts.............................................  23
               Other Important Provisions..................................  24
            Withdrawals....................................................  24
               Regular Withdrawals.........................................  24

108---                              i                           VALUE PROFILE

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                          TABLE OF CONTENTS (CONTINUED)
-------------------------------------------------------------------------------

                                                                           PAGE

               Systematic Withdrawals......................................  24
               IRA Withdrawals.............................................  26
            Transfers Among Your Investments...............................  26
               Transfers by Third Parties..................................  28
               Dollar Cost Averaging.......................................  28
               Automatic Rebalancing.......................................  28
            Death Benefit Choices..........................................  28
               Death Benefit During the Accumulation Phase.................  28
               Standard Death Benefit......................................
               Enhanced Death Benefits.....................................
               Death Benefit During the Income Phase.......................  28
         Continuation After Death- Spouse..................................
         Continuation After Death- Non-Spouse..............................
               Required Distributions upon Contract Owner's Death..........  28
            Charges and Fees...............................................  29
               Charge Deduction Subaccount.................................  29
               Charges Deducted from the Contract Value....................  29
               Surrender Charge............................................  29
               Waiver of Surrender Charge for Extended Medical Care........  30
               Free Withdrawal Amount......................................  30
               Surrender Charge for Excess Withdrawals.....................  30
               Premium Taxes...............................................  30
               Administrative Charge.......................................  30
               Transfer Charge.............................................  30
               Charges Deducted from the Subaccounts.......................  31
               Mortality and Expense Risk Charge...........................  31
               Asset-Based Administrative Charge...........................  31
               Optional Rider Charges......................................
               Trust Expenses..............................................  31
            The Annuity Options............................................  31
               Annuitization of Your Contract..............................  31
               Selecting the Annuity Start Date............................  32
               Frequency of Annuity Payments...............................  32
               The Annuity Options.........................................  32
               Income for a Fixed Period...................................  32
               Income for Life with a Period Certain.......................  32
               Joint Life Income...........................................  33
               Annuity Plan................................................  33
               Payment When Named Person Dies..............................  33
            Other Contract Provisions......................................  33
               Reports to Contract Owners..................................  33
               Suspension of Payments......................................  33
               In Case of Errors in Your Application.......................  33
               Assigning the Contract as Collateral........................  34
               Contract Changes-Applicable Tax Law.........................  34
               Free Look...................................................  34
               Group or Sponsored Arrangements.............................  34
               Selling the Contract........................................  34
            Other Information..............................................  35
               Voting Rights...............................................  35

108---                              ii                           VALUE PROFILE

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                          TABLE OF CONTENTS (CONTINUED)
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                                                                            PAGE

               State Regulation............................................  35
               Legal Proceedings...........................................  35
               Legal Matters...............................................  35
               Experts.....................................................  36
            Federal Tax Considerations.....................................  36
            More Information About Golden American.........................  41
            Financial Statements of Golden American Life Insurance
               Company.....................................................  61
            Statement of Additional Information
               Table of Contents...........................................  91
            Appendix A
               Condensed Financial Information.............................  A1
            Appendix B
               Market Value Adjustment Examples............................  B1
            Appendix C
               Surrender Charge for Excess Withdrawals Example.............  C1
            Appendix D
               Death Benefits for Existing Contract Owners.................  D1

108---                              iii                           VALUE PROFILE

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                             INDEX OF SPECIAL TERMS
-------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                              PAGE
Accumulation Unit                           9
Annuitant                                  20
Annuity Start Date                         19
Cash Surrender Value                       22
Contract Date                              19
Contract Owner                             19
Contract Value                             22
Contract Year                              19
Fixed Interest Allocation                  16
Free Withdrawal Amount                     30
Market Value Adjustment                    18
Net Investment Factor                       9

Restricted Fund                            28
Rider Date
5% Solution Enhanced Death Benefit
Special Fund
Standard Death Benefit



The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS           CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value                Index of Investment Experience
Annuity Start Date                     Annuity Commencement Date
Contract Owner                         Owner or Certificate Owner
Contract Value                         Accumulation Value
Transfer Charge                        Excess Allocation Charge
Fixed Interest Allocation              Fixed Allocation
Free Look Period                       Right to Examine Period
Guaranteed Interest Period             Guarantee Period
Subaccount(s)                          Division(s)
Net Investment Factor                  Experience Factor
Regular Withdrawals                    Conventional Partial Withdrawals
Withdrawals                            Partial Withdrawals

VAL-108---                              1

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------


CONTRACT OWNER TRANSACTION EXPENSES*

       Surrender Charge:

     COMPLETE YEARS ELAPSED         0  |  1 |  2 |  3 |  4 |  5 |  6 | 7+
        SINCE PREMIUM PAYMENT          |    |    |    |    |    |    |
                                       |    |    |    |    |    |    |
     SURRENDER CHARGE              6%  | 6% | 6% | 5% | 4% | 3% | 1% | 0%

       Transfer Charge...................................  None**

       * If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

       ** We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE*

       Administrative Charge.............................  $0

       (We may in the future charge an annual contract administrative charge of $30 or 2% of your contract value, whichever is less.)

       * We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES*


  ------------------------------------------------------------------------------
                                       STANDARD          ENHANCED DEATH BENEFITS
                                     DEATH BENEFIT  ANNUAL RATCHET   5% SOLUTION
  ------------------------------------------------------------------------------
   Mortality & Expense Risk Charge       0.85%          1.00%           1.15%
   Asset-Based Administrative Charge     0.15%          0.15%           0.15%
       Total                             1.00%          1.15%           1.30%
  ------------------------------------------------------------------------------

         * As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

OPTIONAL RIDER CHARGES*

       Minimum Guaranteed Accumulation Benefit rider:

          Waiting Period      Quarterly Charge
          --------------      ----------------
          10 Year..........   0.125% of the MGAB Charge Base(1) (0.50% annually)
          20 Year..........   0.125% of the MGAB Charge Base    (0.50% annually)

       Minimum Guaranteed Income Benefit rider:

          MGIB Rate         Quarterly Charge
          --------------    ----------------
          7%.............   0.125% of the MGIB Charge Base(2)  (0.50% annually)

       Minimum Guaranteed Withdrawal Benefit rider:

          Quarterly Charge
          ----------------
          0.125% of the MGWB Eligible Payment Amount(3)    (0.50% annually)

         * We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation nearest maturity.

VAL-108---                              2

      (1) The MGAB Charge Base is the total of premiums added during the two year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two year period commencing on the rider date if you purchased the rider after the contract date, reduced pro rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro rata for transfers made during the three year period before the MGAB Benefit Date. The MGAB Charge Base is tracked separately for Special and Non-Special Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the Charge Base by more than the amount withdrawn or transferred.

      (2) The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, and less a pro rata deduction for any withdrawal made while the MGIB rider is in effect. The MGIB Charge Base is tracked separately for Special and Non-Special Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Special and Non-Special Funds may reduce the MGIB Charge Base by more than the amount withdrawn or transferred.

      (3) The MGWB Eligible Payment Amount is (i) the total of premiums paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums received during the two-year period commencing on the rider date.


VAL-108---                              3

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

   --------------------------------------------------------------------------
                              MANAGEMENT       OTHER          TOTAL

    PORTFOLIO                   FEE(1)      EXPENSES(2)    EXPENSES(3)
   --------------------------------------------------------------------------
   Liquid Asset                  0.56%         0.00%           0.56%
   Limited Maturity Bond         0.56%         0.01%           0.57%
   Global Fixed Income           1.60%         0.00%           1.60%
   Fully Managed                 0.96%         0.01%           0.97%
   Total Return                  0.91%         0.00%           0.91%
   Asset Allocation Growth       1.00%         0.01%           1.01%
   Equity Income                 0.96%         0.00%           0.96%
   Investors                     1.00%         0.01%           1.01%
   Value Equity                  0.96%         0.00%           0.96%
   Rising Dividends              0.96%         0.00%           0.96%
   Diversified Mid-Cap           1.00%         0.01%           1.01%
   Managed Global                1.25%         0.00%           1.25%
   Large Cap Value               1.00%         0.01%           1.01%
   All Cap                       1.00%         0.01%           1.01%
   Research                      0.91%         0.00%           0.91%
   Capital Appreciation          0.96%         0.00%           0.96%
   Growth and Income             1.10%         0.01%           1.11%
   Capital Growth                1.04%         0.01%           1.05%
   Strategic Equity              0.96%         0.00%           0.96%
   Special Situations            1.10%         0.01%           1.11%
   Mid-Cap Growth                0.91%         0.00%           0.91%
   Small Cap                     0.96%         0.00%           0.96%
   Growth                        1.04%         0.00%           1.04%
   Real Estate                   0.96%         0.00%           0.96%
   Hard Assets                   0.96%         0.00%           0.96%
   Developing World              1.75%         0.00%           1.75%
   --------------------------------------------------------------------------

       (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.

       (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1999, except for (i) portfolios that commenced operations in 2000; and (ii) newly formed portfolios where the charges have been estimated.

       (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 1999.

VAL-108---                              4

THE PIMCO VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

  --------------------------------------------------------------------------
                                      MANAGEMENT      OTHER        TOTAL
  PORTFOLIO                             FEE(1)     EXPENSES(1)  EXPENSES(1)
  --------------------------------------------------------------------------
  PIMCO High Yield Bond                  0.25%        0.50%         0.75%
  PIMCO StocksPLUS Growth and Income     0.40%        0.25%         0.65%
  --------------------------------------------------------------------------

       (1) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% and 0.75% for the High Yield Bond and the StocksPLUS Growth and Income Portfolios, respectively, of average daily net assets. Without such reductions, total annual operating expenses for the fiscal year ended December 31, 1999 would have remained unchanged for both Portfolios. Under the Expense Limitation Agreement, PIMCO may recoup any such waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fees expressed are restated as of April 1, 2000.


THE WARBURG PINCUS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

   ---------------------------------------------------------------------------
                             MANAGEMENT        OTHER         TOTAL
    PORTFOLIO                   FEE          EXPENSES     EXPENSES(1)
   ---------------------------------------------------------------------------
   International Equity        1.00%           0.32%         1.32%
   ---------------------------------------------------------------------------

       (1) Total expenses are based on actual expenses for the fiscal year ended December 31, 1999.


ING VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

   -------------------------------------------------------------------------------------------------------
                                                                      OTHER           TOTAL EXPENSES
                               MANAGEMENT      12B-1 FEE (3)        EXPENSES         AFTER FEE WAIVER
                                FEE AFTER          AFTER          AFTER EXPENSE         AND EXPENSE
   PORTFOLIO                FEE WAIVER(1) (2)    FEE WAIVER   REIMBURSEMENT(1) (2)  REIMBURSEMENT(1)(2)
   -------------------------------------------------------------------------------------------------------

   ING Global Brand Names         0.30%            0.15%              0.78%                1.23%
   -------------------------------------------------------------------------------------------------------

       (1) Since the portfolio had not commenced operations as of December 31, 1999, expenses as shown are based on estimates of the portfolio's operating expenses for the portfolio's first fiscal year.

       (2) ING Mutual Funds Management Co. LLC, the investment manager, has entered into an expense limitation contract with the portfolio, under which it will limit expenses of the portfolio as shown, excluding interest, taxes, brokerage, and extraordinary expenses through December 31, 2000. Fee waiver and/or reimbursements by the investment manager may vary in order to achieve such contractually obligated Total Expenses. Without this contract, and based on estimates for the fiscal year ending December 31, 2000, total expenses are estimated to be 2.03% for the portfolio.

       (3) Pursuant to a Plan of Distribution adopted by the portfolio under Rule 12b-1 under the Investment Company Act of 1940, the portfolio pays its distributor an annual fee of up to 0.25% of average daily net assets attributable to portfolio shares. The distribution fee may be used by the distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the portfolio. For more information see the portfolio's Statement of Additional Information.

VAL-108---                              5

THE PRUDENTIAL SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

  ------------------------------------------------------------------------------
                            MANAGEMENT                   OTHER         TOTAL
  PORTFOLIO                     FEE     12B-1 FEE(1)  EXPENSES(2)   EXPENSES(2)
  ------------------------------------------------------------------------------
  Prudential Jennison          0.60%        0.25%        0.18%         1.03%
  SP Jennison International
  Growth                       0.85%        0.25%        0.54%         1.64%
  ------------------------------------------------------------------------------

       (1) The 12b-1 fees for the Prudential Jennison Portfolio and SP Jennison International Growth Portfolio are imposed to enable the portfolios to recover certain sales expenses, including compensation to broker-dealers, the cost of printing prospectuses for delivery to prospective investors and advertising costs for each portfolio. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of sales charges imposed by the product.

       (2) Since the Prudential Jennison Portfolio and SP Jennison International Portfolio had not commenced operations as of December 31, 1999, expenses as shown are based on estimates of the portfolio's operating expenses for the portfolio's first fiscal year.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust, the PIMCO Variable Insurance Trust, the Warburg Pincus Trust, the ING Variable Insurance Trust, and the Prudential Series Fund for additional information on management or advisory fees and in some cases other portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:

The following four examples are designed to show you the expenses you would pay on a $1,000 investment, that earns 5% annually. Each example assumes election of the 5% Solution Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets (based on an average contract value of $77,000). In addition, Examples 1 and 2 assume you elected an optional benefit rider with the highest charge 0.75% annually where the rider base is equal to the initial premium and increases by 7% annually, and assume the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing at 7% per year. The annual charge of 0.75% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 0.75% represents an annual charge over the 10-year period which is equivalent to an increasing charge of 0.125% per quarter over the same period. If the Standard Death Benefit, or the Annual Ratchet Enhanced Death Benefit is elected instead of the 5% Solution Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 9 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 below which assume applicable surrender charges.

VAL-108---                              6

Example 1:
If you surrender your Contract at the end of the applicable time period and elected an optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

      --------------------------------------------------------------------------------------------------------------
                                                  1 YEAR            3 YEARS          5 YEARS          10 YEARS
      --------------------------------------------------------------------------------------------------------------
        THE GCG TRUST
        Liquid Asset                                $87              $142              $181             $298
        Limited Maturity Bond                       $87              $143              $181             $299
        Global Fixed Income                         $97              $173              $231             $394
        Fully Managed                               $91              $155              $201             $337
        Total Return                                $90              $153              $198             $332
        Asset Allocation Growth                     $91              $156              $203             $341
        Equity Income                               $91              $154              $200             $336
        Investors                                   $91              $156              $203             $341
        Value Equity                                $91              $154              $200             $336
        Rising Dividends                            $91              $154              $200             $336
        Diversified Mid-Cap                         $91              $156              $203             $341
        Managed Global                              $94              $163              $214             $363
        Large Cap Value                             $91              $156              $203             $341
        All Cap                                     $91              $156              $203             $341
        Research                                    $90              $153              $198             $332
        Capital Appreciation                        $91              $154              $200             $336
        Growth and Income                           $92              $159              $207             $350
        Capital Growth                              $92              $157              $204             $345
        Strategic Equity                            $91              $154              $200             $336
        Special Situations                          $92              $159              $207             $350
        Mid-Cap Growth                              $90              $153              $198             $332
        Small Cap                                   $91              $154              $200             $336
        Growth                                      $92              $157              $204             $344
        Real Estate                                 $91              $154              $200             $336
        Hard Assets                                 $91              $154              $200             $336
        Developing World                            $99              $177              $238             $407

        THE PIMCO VARIABLE INSURANCE TRUST
        PIMCO High Yield Bond                       $89              $148              $190             $317
        PIMCO StocksPLUS
           Growth and Income                        $88              $145              $185             $307

        THE WARBURG PINCUS TRUST
        International Equity                        $94              $165              $217             $369

        ING VARIABLE INSURANCE TRUST
        ING Global Brand Names                      $93              $162              $213             $361

        PRUDENTIAL SERIES FUND
        Prudential Jennison                         $91              $156              $203             $343
        SP Jennison International
           Growth                                   $98              $174              $233             $398
      --------------------------------------------------------------------------------------------------------------

VAL-108---                              7

Example 2:
If you do not surrender your Contract at the end of the applicable time period and elected an optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

      --------------------------------------------------------------------------------------------------------------
                                                  1 YEAR            3 YEARS          5 YEARS          10 YEARS
      --------------------------------------------------------------------------------------------------------------
        THE GCG TRUST
        Liquid Asset                                $27              $ 82              $141             $298
        Limited Maturity Bond                       $27              $ 83              $141             $299
        Global Fixed Income                         $37              $113              $191             $394
        Fully Managed                               $31              $ 95              $161             $337
        Total Return                                $30              $ 93              $158             $332
        Asset Allocation Growth                     $31              $ 96              $163             $341
        Equity Income                               $31              $ 94              $160             $336
        Investors                                   $31              $ 96              $163             $341
        Value Equity                                $31              $ 94              $160             $336
        Rising Dividends                            $31              $ 94              $160             $336
        Diversified Mid-Cap                         $31              $ 96              $163             $341
        Managed Global                              $34              $103              $174             $363
        Large Cap Value                             $31              $ 96              $163             $341
        All Cap                                     $31              $ 96              $163             $341
        Research                                    $30              $ 93              $158             $332
        Capital Appreciation                        $31              $ 94              $160             $336
        Growth and Income                           $32              $ 99              $167             $350
        Capital Growth                              $32              $ 97              $164             $345
        Strategic Equity                            $31              $ 94              $160             $336
        Special Situations                          $32              $ 99              $167             $350
        Mid-Cap Growth                              $30              $ 93              $158             $332
        Small Cap                                   $31              $ 94              $160             $336
        Growth                                      $32              $ 97              $164             $344
        Real Estate                                 $31              $ 94              $160             $336
        Hard Assets                                 $31              $ 94              $160             $336
        Developing World                            $39              $117              $198             $407

        THE PIMCO VARIABLE INSURANCE TRUST
        PIMCO High Yield Bond                       $29              $ 88              $150             $317
        PIMCO StocksPLUS
           Growth and Income                        $28              $ 85              $145             $307

        THE WARBURG PINCUS TRUST
        International Equity                        $34              $105              $177             $369

        ING VARIABLE INSURANCE TRUST
        ING Global Brand Names                      $33              $102              $173             $361

        PRUDENTIAL SERIES FUND
        Prudential Jennison                         $31              $ 96              $163             $343
        SP Jennison International
           Growth                                   $38              $114              $193             $398
      --------------------------------------------------------------------------------------------------------------

VAL-108---                              8

Example 3:
If you surrender your Contract at the end of the applicable time period and did not elect any optional benefit rider, you would pay the following expenses for each $1,000 invested:

      --------------------------------------------------------------------------------------------------------------
                                                  1 YEAR            3 YEARS          5 YEARS          10 YEARS
      --------------------------------------------------------------------------------------------------------------
        THE GCG TRUST
        Liquid Asset                                $79              $120              $143             $222
        Limited Maturity Bond                       $79              $120              $143             $223
        Global Fixed Income                         $90              $151              $195             $326
        Fully Managed                               $83              $132              $164             $265
        Total Return                                $83              $130              $160             $258
        Asset Allocation Growth                     $84              $133              $166             $269
        Equity Income                               $83              $132              $163             $264
        Investors                                   $84              $133              $166             $269
        Value Equity                                $83              $132              $163             $264
        Rising Dividends                            $83              $132              $163             $264
        Diversified Mid-Cap                         $84              $133              $166             $269
        Managed Global                              $86              $141              $178             $292
        Large Cap Value                             $84              $133              $166             $269
        All Cap                                     $84              $133              $166             $269
        Research                                    $83              $130              $160             $258
        Capital Appreciation                        $83              $132              $163             $264
        Growth and Income                           $85              $136              $171             $279
        Capital Growth                              $84              $135              $168             $273
        Strategic Equity                            $83              $132              $163             $264
        Special Situations                          $85              $136              $171             $279
        Mid-Cap Growth                              $83              $130              $160             $258
        Small Cap                                   $83              $132              $163             $264
        Growth                                      $84              $134              $167             $272
        Real Estate                                 $83              $132              $163             $264
        Hard Assets                                 $83              $132              $163             $264
        Developing World                            $91              $155              $202             $340

        THE PIMCO VARIABLE INSURANCE TRUST
        PIMCO High Yield Bond                       $81              $125              $152             $242
        PIMCO StocksPLUS
           Growth and Income                        $80              $122              $147             $232

        THE WARBURG PINCUS TRUST
        International Equity                        $87              $143              $181             $299

        ING VARIABLE INSURANCE TRUST
        ING Global Brand Names                      $86              $140              $177             $290

        PRUDENTIAL SERIES FUND
        Prudential Jennison                         $84              $134              $167             $271
        SP Jennison International
           Growth                                   $90              $152              $197             $330
      --------------------------------------------------------------------------------------------------------------

VAL-108---                              9

Example 4:
If you do not surrender your Contract at the end of the applicable time period and did not elect any optional benefit rider, you would pay the following expenses for each $1,000 invested:

      --------------------------------------------------------------------------------------------------------------
                                                  1 YEAR            3 YEARS          5 YEARS          10 YEARS
      --------------------------------------------------------------------------------------------------------------
        THE GCG TRUST
        Liquid Asset                                $19               $60              $103             $222
        Limited Maturity Bond                       $19               $60              $103             $223
        Global Fixed Income                         $30               $91              $155             $326
        Fully Managed                               $23               $72              $124             $265
        Total Return                                $23               $70              $120             $258
        Asset Allocation Growth                     $24               $73              $126             $269
        Equity Income                               $23               $72              $123             $264
        Investors                                   $24               $73              $126             $269
        Value Equity                                $23               $72              $123             $264
        Rising Dividends                            $23               $72              $123             $264
        Diversified Mid-Cap                         $24               $73              $126             $269
        Managed Global                              $26               $81              $138             $292
        Large Cap Value                             $24               $73              $126             $269
        All Cap                                     $24               $73              $126             $269
        Research                                    $23               $70              $120             $258
        Capital Appreciation                        $23               $72              $123             $264
        Growth and Income                           $25               $76              $131             $279
        Capital Growth                              $24               $75              $128             $273
        Strategic Equity                            $23               $72              $123             $264
        Special Situations                          $25               $76              $131             $279
        Mid-Cap Growth                              $23               $70              $120             $258
        Small Cap                                   $23               $72              $123             $264
        Growth                                      $24               $74              $127             $272
        Real Estate                                 $23               $72              $123             $264
        Hard Assets                                 $23               $72              $123             $264
        Developing World                            $31               $95              $162             $340

        THE PIMCO VARIABLE INSURANCE TRUST
        PIMCO High Yield Bond                       $21               $65              $112             $242
        PIMCO StocksPLUS
           Growth and Income                        $20               $62              $107             $232

        THE WARBURG PINCUS TRUST
        International Equity                        $27               $83              $141             $299

        ING VARIABLE INSURANCE TRUST
        ING Global Brand Names                      $26               $80              $137             $290

        PRUDENTIAL SERIES FUND
        Prudential Jennison                         $24               $74              $127             $271
        SP Jennison International
           Growth                                   $30               $92              $157             $330


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

VAL-108---                              10

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

        1) We take the net asset value of the subaccount at the end of each business day.

        2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

        3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

        4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A--Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account B for the year ended December 31, 1999 are included in the Statement of Additional Information. The unaudited consolidated financial statements of Golden American for the six months ended June 30, 2000 and audited consolidated financial statements of Golden American for the years ended December 31, 1999, 1998 and 1997 are included in this prospectus.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolio. Withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. Quotations of average annual return for the Managed Global subaccount take into account the period before September 3, 1996, during which it was maintained as a subaccount of Golden American Separate Account D. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. Golden American's consolidated financial statements appear in this prospectus.

Equitable of Iowa is the holding company for Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, a portfolio manager of the GCG Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust and ING Investment Management Advisors B.V., a portfolio manager of the ING Variable Insurance Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

VAL-108---                              12

--------------------------------------------------------------------------------
                                   THE TRUSTS
--------------------------------------------------------------------------------

The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The address of the GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The PIMCO Variable Insurance
Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The Warburg Pincus
Trust is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American and Equitable Life Insurance Company of Iowa, and to certain qualified and retirement plans. The address of the Warburg Pincus Trust is 153 East 53rd Street, New York, NY 10022.

ING Variable Insurance Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American. Pending SEC approval, shares of ING Variable Insurance Trust may also be sold to variable annuity and variable life insurance policies offered by other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Insurance Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The Prudential Series Fund, Inc. is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, the PIMCO Variable Insurance Trust, the Warburg Pincus Trust, the ING Variable Insurance Trust, the Board of Directors of the Prudential Series Fund, and the management of Directed Services, Inc., Pacific Investment Management Company, Credit Suisse Asset Management, LLC, ING Mutual Funds Management Co. LLC, The Prudential Insurance Company of America, and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND COMPLETE INFORMATION ABOUT THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE WARBURG PINCUS TRUST, ING VARIABLE INSURANCE TRUST AND THE PRUDENTIAL SERIES FUND IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
                       GOLDEN AMERICAN SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

Golden American Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the 1940 Act. Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of the GCG Trust, the PIMCO Variable Insurance Trust, the Warburg Pincus Trust, the ING Variable Insurance Trust or the Prudential Series Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They

VAL-108---                              13
may, however, be subject
to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."


--------------------------------------------------------------------------------
                            THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios listed in the section below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO ANY INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. Separate Account B also has other subaccounts investing in other portfolios which are not available to the Contract described in this prospectus. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS IN THE PROSPECTUSES FOR THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE WARBURG PINCUS TRUST, ING VARIABLE INSURANCE TRUST AND THE PRUDENTIAL SERIES FUND. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.


      INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE
      -----------------------------------    -----------------------------------

      THE GCG TRUST
      Liquid Asset                           Seeks high level of  current
                                             income  consistent  with the
                                             preservation  of capital and
                                             liquidity.

                                             Invests  primarily in  obligations
                                             of the U.S.  Government and its
                                             agencies and  instrumentalities,
                                             bank  obligations,  commercial
                                             paper and short-term corporate
                                             debt  securities.  All  securities
                                             will  mature in less than one year.
                                             -----------------------------------

      Limited Maturity Bond                  Seeks highest current
                                             income consistent with low risk to
                                             principal and liquidity. Also seeks
                                             to enhance its total return through
                                             capital appreciation when market
                                             factors, such as falling interest
                                             rates and rising bond prices,
                                             indicate that capital appreciation
                                             may be available without
                                             significant risk to principal.

                                             Invests primarily in diversified
                                             limited maturity debt securities
                                             with average maturity dates of five
                                             years or shorter and in no cases
                                             more than seven years.
                                             -----------------------------------

      Global Fixed Income                    Seeks high total return.
                                             Invests primarily in high-grade
                                             fixed income securities, both
                                             foreign and domestic.
                                             -----------------------------------

VAL-108---                              14

      INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE
      -----------------------------------    -----------------------------------
      Fully Managed                          Seeks, over the long term,
                                             a high total investment return
                                             consistent with the preservation of
                                             capital and with prudent investment
                                             risk.

                                             Invests primarily in the
                                             common stocks of established
                                             companies believed by the portfolio
                                             manager to have above-average
                                             potential for capital growth.
                                             -----------------------------------

      Total Return                           Seeks above-average income
                                             (compared to a portfolio entirely
                                             invested in equity securities)
                                             consistent with the prudent
                                             employment of capital. Growth of
                                             capital and income is a secondary
                                             goal.

                                             Invests primarily in a
                                             combination of equity and fixed
                                             income securities.
                                             -----------------------------------

      Asset Allocation Growth                Seeks to maximize
                                             total return over the long term by
                                             allocating assets among stocks,
                                             bonds, short-term instruments and
                                             other investments.

                                             Allocates
                                             investments primarily in a neutral
                                             mix over time of 70% of its assets
                                             in stocks, 25% of its assets in
                                             bonds, and 5% of its assets in
                                             short-term and money market
                                             investments.
                                             -----------------------------------

      Equity Income                          Seeks substantial dividend
                                             income as well as long-term growth
                                             of capital.

                                             Invests primarily in
                                             common stocks of well-established
                                             companies paying above-average
                                             dividends.
                                             -----------------------------------

      Investors                              Seeks long-term growth of capital.
                                             Current income is a secondary
                                             objective.

                                             Invests  primarily in equity
                                             securities  of U.S.  companies and
                                             to a lesser degree, debt
                                             securities.
                                             -----------------------------------

      Value Equity                           Seeks capital appreciation.
                                             Dividend income is a secondary
                                             objective.

                                             Invests primarily in
                                             common stocks of domestic and
                                             foreign issuers which meet
                                             quantitative standards relating to
                                             financial soundness and high
                                             intrinsic value relative to price.
                                             -----------------------------------

      Rising Dividends                       Seeks capital appreciation.  A
                                             secondary objective is dividend
                                             income.

                                             Invests in equity securities that
                                             meet the following quality
                                             criteria: regular dividend
                                             increases; 35% of earnings
                                             reinvested annually; and a
                                             credit rating of "A" to "AAA."
                                             -----------------------------------

      Diversified Mid-Cap                    Seeks long-term growth of capital.

                                             Normally invests at least 65% of
                                             its total assets in common stocks
                                             of companies with medium market
                                             capitalizations.
                                             -----------------------------------

      Managed Global                         Seeks capital appreciation.
                                             Current income is only an
                                             incidental consideration.

                                             Invests primarily in common stocks
                                             traded in securities  markets
                                             throughout the world.
                                             -----------------------------------

      Large Cap                              Value Seeks long-term growth of
                                             capital and income.

                                             Invests primarily in equity and
                                             equity-related securities of
                                             companies with market
                                             capitalization greater than $1
                                             billion.
                                             -----------------------------------

      All Cap                                Seeks capital appreciation
                                             through investment in securities
                                             which the portfolio manager
                                             believes have above-average capital
                                             appreciation potential.

                                             Invests primarily in equity
                                             securities of U.S. companies of
                                             any size.
                                             -----------------------------------

VAL-108---                              15

      INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE
      -----------------------------------    -----------------------------------

      Research                               Seeks long-term growth of capital
                                             and future income.

                                             Invests primarily in common stocks
                                             or securities convertible into
                                             common stocks of companies believed
                                             to have better than average
                                             prospects for long-term growth.
                                             -----------------------------------

      Capital Appreciation                   Seeks long-term capital growth.

                                             Invests primarily in equity
                                             securities believed by the
                                             portfolio manager to be
                                             undervalued.
                                             -----------------------------------

      Growth and Income                      Seeks long-term capital growth and
                                             current income.

                                             Normally invests up to 75% of its
                                             assets in equity securities
                                             selected primarily for their growth
                                             potential and at least 25% of its
                                             assets in securities the portfolio
                                             manager believes have income
                                             potential.
                                             -----------------------------------

      Capital Growth                         Seeks long-term total return.

                                             Invests primarily in common stocks
                                             of companies where the potential
                                             for change (earnings acceleration)
                                             is significant.
                                             -----------------------------------

      Strategic Equity                       Seeks capital appreciation.

                                             Invests primarily in common stocks
                                             of medium- and small-sized
                                             companies.
                                             -----------------------------------

      Special Situations                     Seeks capital appreciation.

                                             Invests primarily in common stocks
                                             selected for their capital
                                             appreciation potential. The
                                             Portfolio emphasizes "special
                                             situation" companies that the
                                             portfolio manager believes have
                                             been overlooked or undervalued by
                                             other investors.
                                             -----------------------------------

      Mid-Cap Growth                         Seeks long-term growth of capital.

                                             Invests primarily in equity
                                             securities of companies with medium
                                             market capitalization which the
                                             portfolio manager believes have
                                             above-average growth potential.
                                             -----------------------------------

      Small Cap                              Seeks long-term capital
                                             appreciation.

                                             Invests primarily in equity
                                             securities of companies that have a
                                             total market capitalization within
                                             the range of companies in the
                                             Russell 2000 Growth Index or the
                                             Standard & Poor's Small-Cap 600
                                             Index.
                                             -----------------------------------

      Growth                                 Seeks capital appreciation.

                                             Invests primarily in common stocks
                                             of growth companies that have
                                             favorable relationships between
                                             price/earnings ratios and growth
                                             rates in sectors offering the
                                             potential for above-average
                                             returns.
                                             -----------------------------------

      Real Estate                            Seeks capital appreciation.
                                             Current income is a secondary
                                             objective.

                                             Invests primarily in publicly
                                             traded real estate equity
                                             securities.
                                             -----------------------------------

      Hard Assets                            Seeks long-term capital
                                             appreciation.

                                             Invests primarily in hard asset
                                             securities. Hard asset companies
                                             produce a commodity which the
                                             portfolio manager is able to price
                                             on a daily or weekly basis.
                                             -----------------------------------

      Developing World                       Seeks capital appreciation.

                                             Invests primarily in equity
                                             securities of companies in
                                             developing or emerging countries.
                                             -----------------------------------

VAL-108---                              16

      INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE
      -----------------------------------    -----------------------------------
      THE PIMCO VARIABLE INSURANCE TRUST
      PIMCO High Yield Bond                  Seeks to maximize total return,
                                             consistent with preservation of
                                             capital and prudent investment
                                             management.

                                             Invests at least 65% of its assets
                                             in a diversified  portfolio of
                                             junk bonds rated at least B by
                                             Moody's  Investor  Services,  Inc.
                                             or Standard & Poor's or, if
                                             unrated,  determined  by the
                                             portfolio  manager to be of
                                             comparable quality.
                                             -----------------------------------

      PIMCO StocksPLUS                       Seeks to achieve a total return
                                             which exceeds the total return
                                             performance Growth and Income of
                                             the S&P 500.

                                             Invests primarily in common stocks,
                                             options, futures, options on
                                             futures and swaps.
                                             -----------------------------------

      THE WARBURG PINCUS TRUST
      International Equity                   Seeks long-term appreciation.

                                             Invests primarily in a broadly
                                             diversified portfolio of equity
                                             securities of companies that have
                                             their principal business activities
                                             outside of the United States.
                                             -----------------------------------

      ING VARIABLE INSURANCE TRUST
      ING Global Brand Names Fund            Seeks to
                                             provide investors with long-term
                                             capital appreciation. Invests at
                                             least 65% of its total assets in
                                             equity securities of companies that
                                             have a well recognized franchise, a
                                             global presence and derive most of
                                             their revenues from sales of
                                             consumer goods.
                                             -----------------------------------

      THE PRUDENTIAL SERIES FUND
      Prudential Jennison                    Seeks long-term growth of capital.

                                             Invests primarily in companies that
                                             have shown growth in earnings and
                                             sales, high return on equity and
                                             assets or other strong financial
                                             data and are also attractively
                                             valued in the opinion of the
                                             manager. Dividend income from
                                             investments will be incidental.
                                             -----------------------------------

      SP Jennison International Growth       Seeks long-term growth of capital.

                                             Invests primarily in equity-related
                                             securities of issuers located in at
                                             least five different foreign
                                             countries.
                                             -----------------------------------



INVESTMENT MANAGEMENT FEES
Directed Services, Inc. serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios, including retaining portfolio managers to manage the assets of the various portfolios. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the annual rates of the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

VAL-108---                              17

Pacific Investment Management Company
("PIMCO") serves as investment advisor to each portfolio of the PIMCO Variable Insurance Trust. PIMCO provides the overall business management and administrative services necessary for each portfolio's operation. PIMCO provides or procures, at its own expense, the services and information necessary for the proper conduct of business and ordinary operation of each portfolio. The PIMCO Variable Insurance Trust pays PIMCO a monthly advisory fee and a separate monthly administrative fee per year, each fee based on the average daily net assets of each of the investment portfolios, for managing the assets of the portfolios and for administering the PIMCO Variable Insurance Trust. PIMCO does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expense of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Credit Suisse Asset Management, LLC serves as the investment advisor of the Warburg Pincus Trust. The Warburg Trust pays Credit Suisse Asset Management a monthly advisory fee based on the average daily net assets of the investment portfolio and also procures the services necessary for the operation of its portfolios. The Warburg Trust pays monthly administrative fees to two co-administrators for administrative services, one of which is an affiliate of Credit Suisse Asset Management. The monthly administrative fee is based on the portfolio's average daily net assets. Credit Suisse Asset Management does not bear any portfolio expenses.

ING Mutual Funds Management Co. LLC ("ING MFMC") serves as the overall manager of ING Variable Insurance Trust. ING MFMC supervises all aspects of the Trust's operations and provides investment advisory services to the portfolios of the Trust, including engaging portfolio managers, as well as monitoring and evaluating the management of the assets of each portfolio by its portfolio manager. ING MFMC, as well as each portfolio manager it engages, is a wholly owned indirect subsidiary of ING Groep N.V.

The Prudential Insurance Company of
America ("Prudential") and its subsidiary, Prudential Investments Fund Management LLC ("PIFM") serve as the overall investment advisers to the Prudential Series Fund. Prudential and PIFM are responsible for the management of the Prudential Series Fund and provide investment advice and related services. For the Prudential Jennison Portfolio and SP Jennison International Growth Portfolio, Prudential and PIFM engage Jennison Associates LLC to serve as sub-adviser and to provide day-to-day management. Prudential and PIFM pay the sub-adviser out of the fee they receive from the Prudential Series Fund.

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, three portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. For 1999, total portfolio fees and charges ranged from 0.56% to 1.75%. See "Fees and Expenses" in this prospectus.

We may receive compensation from the investment advisors, administrators and distributors or directly from the portfolios in connection with administrative, distribution or other services and cost savings attributable to our services. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. The compensation paid by advisors, administrators or distributors may vary.

You can find more detailed information about each portfolio including its management fees in the prospectus for each trust. You should read these prospectuses before investing.


RESTRICTED FUNDS
We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. If a change is made with regard to designation as a Restricted Fund or applicable limitations, such change will apply only to transactions effected after such change.

VAL-108---                              18

We limit your investment in the Restricted Funds on both an aggregate basis for all Restricted Funds and for each individual Restricted Fund. The aggregate limits for investment in all Restricted Funds are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, your investment in two or more Restricted Funds would be subject to each of the following three limitations: no more than 30 percent of contract value, up to 100 percent of each premium and no more than $999,999,999. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We also limit your investment in each individual Restricted Fund.
The limits for investment in each Restricted Fund are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, the limits for investment in an individual Restricted Fund are the same as the aggregate limits set forth above. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Fund has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Fund. However, if an aggregate limit has been exceeded, withdrawals must be taken either from the Restricted Funds or taken pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds to the extent that it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in Restricted Funds, the reallocation will be permitted even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.


--------------------------------------------------------------------------------
                          THE FIXED INTEREST ALLOCATION
--------------------------------------------------------------------------------

You may allocate premium payments and transfer your contract value to the guaranteed interest periods of our Fixed Account at any time during the accumulation period. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7, and 10 years, although we may not offer all these periods in the future. You may select one or more guaranteed interest periods at any one time. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

If you surrender, withdraw,
transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A market value adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. YOU BEAR THE RISK THAT YOU MAY RECEIVE LESS THAN YOUR PRINCIPAL IF WE APPLY A MARKET VALUE ADJUSTMENT.

Assets supporting amounts allocated to the Fixed Account are available to fund the claims of all classes of our customers, contract owners and other creditors. Interests under your Contract relating to the Fixed Account are registered under the Securities Act of 1933 but the Fixed Account is not registered under the 1940 Act.

VAL-108---                              19

SELECTING A GUARANTEED INTEREST PERIOD
You may select one or more Fixed Interest Allocations with specified guaranteed interest periods. A guaranteed interest period is the period that a rate of interest is guaranteed to be credited to your Fixed Interest Allocation. We may at any time decrease or increase the number of guaranteed interest periods offered. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. For more information on DCA Fixed Interest Allocations, see "Transfers Among Your Investments -- Dollar Cost Averaging."

Your contract value in the Fixed Account is the sum of your Fixed
Interest Allocations and the interest credited, as adjusted for any withdrawals (including any Market Value Adjustment applied to such withdrawal), transfers or other charges we may impose. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate which yields the quoted guaranteed interest rate.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. To find out the current guaranteed interest rate for a guaranteed interest period you are interested in, please contact our Customer Service Center or your registered representative. The determination may be influenced by the interest rates on fixed income investments in which we may invest with the amounts we receive under the Contracts. We will invest these amounts primarily in investment-grade fixed income securities (i.e., rated by Standard & Poor's rating system to be suitable for prudent investors) although we are not obligated to invest according to any particular strategy, except as may be required by applicable law. You will have no direct or indirect interest in these investments. We will also consider other factors in determining the guaranteed interest rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate of less than 3% per year.

We may from time to time at our discretion offer interest rate specials for new premiums that are higher than the current base interest rate then offered. Renewal rates for such rate specials will be based on the base interest rate and not on the special rates initially declared.

TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Separate Account B. We will transfer amounts from your Fixed Interest Allocations starting with the guaranteed interest period nearest its maturity date, until we have honored your transfer request.

The minimum
amount that you can transfer to or from any Fixed Interest Allocation is $100. If a transfer request would reduce the contract value remaining in a Fixed Interest Allocation to less than $100, we will treat such transfer request as a request to transfer the entire contract value in such Fixed Interest Allocation. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire contract value in such Fixed Interest Allocation to the Liquid Asset subaccount, and such a transfer will be subject to a Market Value Adjustment.

On the maturity date of a guaranteed interest period, you may transfer amounts from the applicable Fixed Interest Allocation to the subaccounts and/or to new Fixed Interest Allocations with guaranteed interest periods of any length we are offering at that time. You may not, however, transfer amounts to any Fixed Interest Allocation with a guaranteed interest period that extends beyond the annuity start date.

VAL-108---                             20

At least 30 calendar days before a maturity date of any of your Fixed Interest Allocations, or earlier if required by state law, we will send you a notice of the guaranteed interest periods that are available. You must notify us which subaccounts or new guaranteed interest periods you have selected before the maturity date of your Fixed Interest Allocations. If we do not receive timely instructions from you, we will transfer the contract value in the maturing Fixed Interest Allocation to a new Fixed Interest Allocation with a guaranteed interest period that is the same as the expiring guaranteed interest period. If such guaranteed interest period is not available or would go beyond the annuity start date, we will transfer your contract value in the maturing Fixed Interest Allocation to the next shortest guaranteed interest period which does not go beyond the annuity start date. If no such guaranteed interest period is available, we will transfer the contract value to a subaccount specially designated by the Company for such purpose. Currently we use the Liquid Asset subaccount for such purpose.


Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders."


WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. Systematic withdrawals from a Fixed Interest Allocation are not permitted if such Fixed Interest Allocation is currently participating in the dollar cost averaging program. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and, in some cases, a surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

If you
tell us the Fixed Interest Allocation from which your withdrawal will be made, we will assess the withdrawal against that Fixed Interest Allocation. If you do not, we will assess your withdrawal against the subaccounts in which you are invested, unless the withdrawal exceeds the contract value in the subaccounts. If there is no contract value in those subaccounts, we will deduct your withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request.


Please be aware that the benefit we pay under any of the optional riders will be reduced by any withdrawals you make from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders."


MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging programs) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

We determine the Market Value Adjustment by multiplying the amount you withdraw, transfer or apply to an income plan by the following factor:

                                            N/365
                         ((1+I)/(1+J+.0050))      -1

VAL-108---                              21

Where,
         o "I" is the Index Rate for a Fixed Interest Allocation on the first day of the guaranteed interest period;

         o  "J" is equal to the
            following:

              (1) If calculated for a Fixed Interest Allocation of 1 year or more, then "J" is the Index Rate for a new Fixed Interest Allocation with a guaranteed interest period equal to the time remaining (rounded up to the next full year except in Pennsylvania) in the guaranteed interest period;

              (2) If calculated for a Fixed Interest Allocation of 6 months, then "J" is the lesser of the Index Rate for a new Fixed Interest Allocation with (i) a 6 month guaranteed interest period, or (ii) a 1 year guaranteed interest period, at the time of calculation; and

         o "N" is the remaining number of days in the guaranteed interest period at the time of calculation.

The Index Rate is the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for a period equal to the applicable guaranteed interest period. The average currently is based on the period starting from the 22nd day of the calendar month two months prior to the month of the Index Rate determination and ending the 21st day of the calendar month immediately before the month of determination. We currently calculate the Index Rate once each calendar month but have the right to calculate it more frequently. The Index Rate will always be based on a period of at least 28 days. If the Ask Yields are no longer available, we will determine the Index Rate by using a suitable and approved, if required, replacement method.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Several examples which illustrate how the Market Value Adjustment works are included in Appendix B.



--------------------------------------------------------------------------------
                                  SPECIAL FUNDS
--------------------------------------------------------------------------------

We use the term Special Funds in the discussion of the enhanced death benefit options and the optional riders. The Special Funds currently include the Liquid Asset subaccount, Limited Maturity Bond subaccount and the Fixed Interest Allocations. . The Company may, at any time, designate new and/or existing subaccounts as a Special Fund with 30 days notice with respect to new premiums added or transfers to such subaccounts.



--------------------------------------------------------------------------------
                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust, the PIMCO Variable Insurance Trust, the Warburg Pincus Trust, the ING Variable Insurance Trust and the Prudential Series Fund through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account.

VAL-108---                              22

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit.


     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. Upon adding an additional owner to a contract which was issued with an Enhanced Death Benefit option, generally, your death benefit will be changed automatically to a Standard Death Benefit and your mortality and expense risk charges will be lowered correspondingly to that which is charged under the Standard Death Benefit Option. Note that if any owner's age is 86 or greater, even the Standard Death Benefit guarantee will be lost. Also note that returning a Contract to single owner status will not restore any Enhanced Death Benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an enhanced death benefit, and you add a joint owner, if the older joint owner is attained age 85 or under, the enhanced death benefit from the date of change will end, and the Standard Death Benefit will apply. For all death benefit options, if the older joint owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value.


ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

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The contract owner will receive the
annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

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If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.


     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit, and/or the death benefit option applied to the contract If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For all other death benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the enhanced death benefit will end, and the death benefit will become the Standard Death Benefit. The mortality and expense risk charge will reflect this change in death benefit. For all death benefit options, if the new owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value, and the Standard Death Benefit mortality and expense risk charge will apply. Please note that guaranteed minimum death benefits do not reset upon a change of owner. Once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.


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PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85. The initial premium payment must be $25,000 or more. You may make additional payments of at least $1,000 or more at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Fees and Expenses" in this prospectus.

CREDITING OF PREMIUM PAYMENTS
We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be processed within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts and/or Fixed Interest Allocation specified by you within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

        (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

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        (2) If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders), and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

        (1) We take the contract value in the subaccount at the end of the preceding business day.

        (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

        (3)  We add (1) and (2).

        (4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

        (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

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CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested, and interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, then we deduct any surrender charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS
Each of the 32 subaccounts of Separate Account B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account B invests in a corresponding portfolio of the GCG Trust, a corresponding portfolio of the PIMCO Variable Insurance Trust, a corresponding portfolio of the Warburg Pincus Trust, a corresponding portfolio of the ING Variable Insurance Trust or a corresponding portfolio of the Prudential Series Fund.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise.

We also reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts. We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See "The Fixed Interest Allocations" for more information.

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OPTIONAL RIDERS
Subject to state availability, you may elect one of three optional benefit riders discussed below. You may not add more than one of these three riders to your Contract. There is a separate charge for each rider. Once elected, the riders generally may not be cancelled. This means once you add the rider you may not remove it, and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

The following describes the optional riders for contract owners purchasing Contracts after January __, 2001. If you purchased your Contract prior to that date, please see Appendix E for a description of the calculation of the optional rider benefits applicable under your Contract.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND COMPLETELY BEFORE YOU SELECT ANY. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066.

RIDER DATE. We use the term rider date in the discussion of the optional benefit riders below. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if the rider was purchased at the time the Contract is issued.

NO CANCELLATION. Once you purchase a rider, the rider may not be cancelled, unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract which automatically cancels any attached rider. Once the Contract continues beyond the free look period, you may not at any time cancel the rider, except with respect to a one-time right to cancel the twenty-year option of the Minimum Guaranteed Accumulation Benefit rider under specified conditions. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits." This means that the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate (and all benefits under the rider will cease) if you annuitize, surrender or otherwise terminate your Contract or die (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract, during the accumulation phase. The optional rider will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with the applicable rider.

MINIMUM
GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than the MGAB Base. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro rata for withdrawals, and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB

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Base from doubling over the waiting period.On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB.  We calculate your MGAB as follows:

        1. WE FIRST DETERMINE YOUR MGAB BASEThe MGAB Base is only a calculation used to determine the MGAB. The MGAB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.
             The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL
             FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT.

             If you purchased the MGAB rider on the contract date, and

             (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your rider date, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date; or

             (ii) elected the twenty-year option, your MGAB Base for Special and
                  Non-Special Funds is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

             Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred.

             Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

             If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

             ONLY PREMIUMS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE. ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

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        2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

        3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we will assess the pro rata portion of the MGAB rider charge for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME
BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees that a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB rate, the adjustments for Special Fund transfers, and any withdrawals you take while the rider is in effect. For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or income factors in effect on the date you annuitize. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

             (i) your annuity income based on your contract value adjusted for any Market Value Adjustment on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

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             (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

             (iii)the MGIB annuity income based on your MGIB Base on the MGIB
                  Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any surrender charges, premium tax recovery and Market Value Adjustments that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider on the MGIB Benefit Date. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize under the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

          1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The
             MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or MGIB Benefit Base Maximum.

             The MGIB Benefit Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of (1) the contract value of Special Funds, and (2) the MGIB Benefit Base for Non-Special Funds. Thus, investing in the Special Funds may limit the MGIB benefit.

             The MGIB Benefit Base is equal to the lesser of (a) and (b) where:

             (i) is your initial premium (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums added to your Contract, reduced pro rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and reaching the MGIB Benefit Base Maximum, and at 0% thereafter; and

             (ii) is the MGIB Benefit Base Maximum, which equals 200% of allocated eligible premiums, adjusted for withdrawals and transfers. Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Benefit Base. Premiums paid after that are excluded from the MGIB Benefit Base.

             Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Benefit Base and MGIB Benefit Base Maximum allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Benefit Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Benefit Base for Special Funds and the net contract value transferred. The increase in the MGIB Benefit Base Maximum for Non-Special Funds equals the reduction in the MGIB Benefit Base Maximum for Special Funds.

             Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Benefit Base and MGIB Benefit Base Maximum allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGIB Benefit Base and the MGIB Benefit Base Maximum for Special Funds

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             equals the reduction in the MGIB Benefit Base and MGIB
             Benefit Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB benefit. The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

        2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB Benefit BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000. Two MGIB Income Options are available under the MGIB Rider:

             (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

             (ii) Income for a 20-30 Year Period Certain; or

             (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Benefit Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider..

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE
AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME

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THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY
THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER.
The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

             (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

             (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal
Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (B) THE LESSER OF (1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

Withdrawals of up to 7% per year of the
Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro-rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds, by the proportion that the withdrawal bears to the contract value in Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any

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withdrawals in any year greater
than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

             (i) your contract value is greater than zero; (ii) your MGWB
                 Withdrawal Account is greater than zero; (iii)your latest allowable annuity start date has not been reached; (iv) you have not elected to annuitize your Contract; and

             (ii)you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status, if:

             (i)  your MGWB Withdrawal Account is greater than zero;

             (ii) your latest allowable annuity start date has not been reached;

             (iii)you have not elected to annuitize your Contract; and

             (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary, equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 5% per year of the Eligible Payment Amount and you elected the 5% Solution Enhanced Death Benefit in your Contract, the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. Please note that if you withdrawal more than 5%, the withdrawal will reduce your death benefit on a pro-rata basis, and your remaining death benefit could be minimal. In determining the amount of the death benefit during the Automatic Periodic Benefit Status we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

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     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.


OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same investment portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.


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                                   WITHDRAWALS
--------------------------------------------------------------------------------

Any time during the accumulation phase and before the death of the contract owner, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any contract year is the greater of (i) any earnings less previous free withdrawals, or (ii) 10% of premium payments paid within the past 7 years not previously withdrawn, less any previous free withdrawals taken in the same contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.


If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will
transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive. We offer the following three withdrawal options:


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REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawals from a Fixed Interest Allocation taken more than 30 days before its maturity date.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non-pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.


You decide when you would like systematic payments to start as long as it starts at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

               FREQUENCY                      MAXIMUM PERCENTAGE
               Monthly                              0.833%
               Quarterly                             2.50%
               Annually                             10.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with

VAL-108---                              36

Section 72(q) or 72(t) distributions. A
Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do us. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustment when they exceed the applicable maximum percentage.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

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You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

     CONSULT YOUR TAX ADVISOR REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.


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                        TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------


You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgement or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Special Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.


Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center. The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. Eastern Time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

TRANSFERS BY THIRD PARTIES
As a convenience to you, we currently allow you to give third parties the right to effect transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of account values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. Therefore, we may at any time exercise our business judgment and limit transfers made by a third party.

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DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Asset subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.


You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "The Investment Portfolios". Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

      o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits

VAL-108---                              39
         would be exceeded, we will require that
         the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then current allocation of contract value to the Restricted Fund(s) and the then current value of the amount designated to be transferred to that Restricted Fund(s).

      o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund . If more than the individual limit has been requested to be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to Restricted Funds.

      o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.


We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above in this section and in "The Investment Portfolios". If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.


We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.


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                              DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit is payable when either the annuitant (when a contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a

VAL-108---                              40
single sum or applied
to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For more information on required distributions under federal income tax laws, see "Required Distributions upon Contract Owner's Death."


The following describes
the death benefit options for contract owners purchasing Contracts after January __, 2001. If you purchased your Contract prior to that date, please see Appendix D for a description of the calculation of the death benefits applicable under your Contract.

You may choose one of the following Death Benefits: (a) the Standard Death Benefit, (b) the 5% Solution Enhanced Death Benefit or (c) the Annual Ratchet Enhanced Death Benefit. The 5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The 5% Solution and Annual Ratchet Enhanced Death Benefits may not be available where a Contract is held by joint owners.

Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit. See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider -- Death Benefit during Automatic Periodic Benefit Status." The Enhanced Death Benefits are available only at the time you purchase your Contract. The enhanced death benefits are not available where a Contract is owned by joint owners.

The death
benefit is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the Enhanced Death Benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

        1)   the contract value; and

        2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the sum of:

        1)   the contract value allocated to Special Funds; and

        2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

        1) the initial premium payment, allocated to Special and Non-Special Funds, respectively ;

        2) increased by premium payments, and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

        3) reduced by a pro-rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

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In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death
Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Base Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds". In addition to the Fixed Account, the investment portfolios designated currently as Special Funds are the Liquid Asset Portfolio and the Limited Maturity Bond Portfolio.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 5% SOLUTION ENHANCED DEATH BENEFIT,  equals the GREATER of:

        1)   the Standard Death Benefit; and

        2) the sum of the contract value allocated to Special Funds and the 5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.


The 5% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

        1) premiums, adjusted for withdrawals and transfers, accumulated at 5% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payment, as reduced by adjustments for withdrawals) and thereafter at 0%, and

        2)   the cap.

Withdrawals of up to 5% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 5% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any withdrawals in excess of the amount available as a special withdrawal, a pro-rata adjustment to the 5% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 5% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 5% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro-rata basis. The resulting increase in the 5% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 5% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special
Funds will reduce the 5% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro-rata basis. The resulting increase in the 5% Solution

VAL-108---                              42

Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 5% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

        1)   the Standard Death Benefit; and

        2) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

        1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

        2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively; 3) for Non-Special Funds, adjusted on each anniversary prior to attainment of age 80 to the greater of the Annual Ratchet

        3) Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

        4) for Special Funds, adjusted on each anniversary prior to attainment of age 80 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro-rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.


DEATH BENEFIT DURING THE INCOME PHASE
If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

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CONTINUATION AFTER DEATH -- SPOUSE
If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:

If the guaranteed death
benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Asset subaccount, or its successor.

The death benefits under each of the available options will continue as described below, based on the surviving spouse's age on the date that ownership changes:

        1) Standard Death Benefit: If the surviving spouse is attained age 85 or under, the minimum guaranteed death benefit will continue. If he or she is over age 85, the death benefit will equal the contract value.

        2) Annual Ratchet Death Benefit: If the surviving spouse is attained age 79 or under, the annual ratchet death benefit will continue (or resume, if the deceased owner had already attained age 80), until the surviving spouse reaches age 80. If he or she is between age 80 and 85, the death benefit becomes the Standard Death Benefit. If the surviving spouse is over age 85, the death benefit will equal the contract value.

        3) 5% Solution Death Benefit: If the surviving spouse is attained age 79 or under, the 5% Solution death benefit will continue to accumulate until the surviving spouse attains age 80. If he or she is between age 80 and 85, the death benefit becomes the Standard Death Benefit. If the surviving spouse is over age 85, the death benefit will equal the contract value.

At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

This addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

CONTINUATION AFTER DEATH -- NON SPOUSE
If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Internal Revenue Code (the "Code"). See next section.


REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the

VAL-108---                              44

Contract. This election will be
deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.


If we
do not receive an election from a non-spouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.


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                                CHARGES AND FEES
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We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

     COMPLETE YEARS ELAPSED         0  |  1 |  2 |  3 |  4 |  5 |  6 | 7+
        SINCE PREMIUM PAYMENT          |    |    |    |    |    |    |
                                       |    |    |    |    |    |    |
     SURRENDER CHARGE              6%  | 6% | 6% | 5% | 4% | 3% | 1% | 0%

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     WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is the greater of (i) any earnings less previous free withdrawals or (ii) 10% of premium payments paid within the past 7 years and not previously withdrawn, less any previous free withdrawals taken in the same contract year.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix C. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal, or on the annuity start date.

     ADMINISTRATIVE CHARGE. We currently do not charge an annual administrative charge but may in the future deduct an annual administrative charge of $30 or 2% of the contract value, whichever is smaller. Such charge, if any, will be made on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guarantee interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each subaccount and Fixed Interest Allocation, unless you have chosen to have all charges deducted from a single

VAL-108---                              46
subaccount. The charge
will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the death benefit you have elected. The charge is deducted on each business day based on the assets you have in each subaccount. The charge for each death benefit option, on an annual basis, is equal to 0.85% for the Standard Death Benefit, 1.00% for the Annual Ratchet Enhanced Death Benefit and 1.15% for the 5% Solution Enhanced Death Benefit of the assets you have in each subaccount. The charge is deducted each business day at the rate of .002339% (Standard), .002753% (Annual Ratchet) and .003169% (5% Solution) respectively, for each day since the previous business day.


     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. This charge is deducted daily from your assets in each subaccount.


OPTIONAL RIDER CHARGES
Subject to state availability, you may purchase one of three optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB).
The quarterly charge for the MGAB rider is as follows:

         Waiting Period        Quarterly Charge
         --------------        ----------------
         10 Year...........    0.125% of the MGAB Charge Base (0.50% annually)
         20 Year...........    0.125% of the MGAB Charge Base (0.50% annually)

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date, and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB).
The quarterly charge for the MGIB rider is as follows:

         MGIB Base Rate        Quarterly Charge
         --------------        ----------------
         7%................    0.125% of the MGIB Charge Base (0.50% annually)

The MGIB Charge Base is the total of premiums paid added more than 5 years before the earliest MGIB Benefit Date, reduced pro rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) . If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base

VAL-108---                              47
immediately prior to the surrender or annuitization.
The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds.

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid added during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.


TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, three portfolios deduct 12b-1 fees. For 1999, total portfolio fees and charges ranged from 0.56% to 1.75%. See "Fees and Expenses" in this prospectus.

Additionally, we may
receive compensation from the investment advisers, administrators or distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.


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                               THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option chosen. You may change annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value adjusted for any applicable Market Value Adjustment on the annuity start date in accordance with the annuity option you chose.

You may also
elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity
options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will

VAL-108---                              48
depend on the
form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate) under applicable law, the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

Our approval is needed for any option where:

        (1) The person named to receive payment is other than the contract owner or beneficiary;

        (2) The person named is not a natural person, such as a corporation; or

        (3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult your tax adviser for tax advice.

FREQUeNCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Payment is made for the life of the annuitant in equal monthly installments and guaranteed for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, payments continue until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is

VAL-108---                              49
living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. The contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed and variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

        (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in the Contract.

        (2) For Option 3, no amounts are payable after both named persons have died. (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.


--------------------------------------------------------------------------------
                            OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

VAL-108---                              50

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the fixed account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period and your investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT
Directed Services, Inc. is the principal underwriter and distributor of the Contract as well as for other contracts issued through Separate Account B and other separate accounts of Golden American. We pay Directed Services for acting as principal underwriter under a distribution agreement which in turn pays the writing agent. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Services enters into sales agreements with broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. Directed Services receives a maximum of 6.75% commission, and passes through 100% of the commission to the broker-dealer whose registered representative sold the contract:

VAL-108---                              51

   ----------------------------------------------------------------------------
                             UNDERWRITER COMPENSATION
   ----------------------------------------------------------------------------
      NAME OF PRINCIPAL        AMOUNT OF COMMISSION              OTHER
         UNDERWRITER                TO BE PAID               COMPENSATION
    Directed Services, Inc.       Maximum of 6.75%        Reimbursement of any
                                   of any initial           covered expenses
                                        or                     incurred
                                    additional               by registered
                                 premium payments          representatives
                                   except when              in connection
                                     combined                  with the
                                 with some annual            distribution
                                trail commissions.        of the Contracts.
   ----------------------------------------------------------------------------


Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 6.5% of total premium payments).


--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS
We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a materially adverse impact on the Company or Separate Account B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of Golden American. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

VAL-108---                              52

EXPERTS
The audited financial statements of Golden American and Separate Account B appearing or incorporated by reference in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing or incorporated by reference in the SAI and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


--------------------------------------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for nonqualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to

VAL-108---                              53
assure that they comply
with the applicable requirements when such requirements are clarified by regulation or otherwise. Other rules may apply to Qualified Contracts. The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

        o  made on or after the taxpayer reaches age 59 1/2;

        o  made on or after the death of a contract owner;

        o  attributable to the taxpayer's becoming disabled; or

        o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as

VAL-108---                              54
follows: (i) if distributed
in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability.
Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

     DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

VAL-108---                              55

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRA
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
(2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

VAL-108---                              56

ENHANCED DEATH BENEFIT
The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the contract value. The IRS has not ruled whether an Enhanced Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax-sheltered annuity. Employers using the Contract may want to consult their tax adviser regarding such limitation. Further, the Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the Enhanced Death Benefit provision in the Contract comports with IRA or Roth IRA qualification requirements. A tax advisor should be consulted.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

VAL-108---                              57

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


TABLE OF CONTENTS

      ITEM                                                      PAGE
      Introduction.............................................   1
      Description of Golden American Life Insurance Company....   1
      Safekeeping of Assets....................................   1
      The Administrator........................................   1
      Independent Auditors.....................................   1
      Distribution of Contracts................................   1
      Performance Information..................................   2
      IRA Partial Withdrawal Option............................   8
      Other Information........................................   9
      Financial Statements of Separate Account B...............   9





PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE PROSPECTUS COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

         --------------------------------------------------
         NAME

         --------------------------------------------------
         SOCIAL SECURITY NUMBER

         --------------------------------------------------
         STREET ADDRESS

         --------------------------------------------------
         CITY, STATE, ZIP



108---    VALUE   10/00                    91

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                                   APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

Except for the Asset Allocation Growth, Diversified Mid-Cap, Growth and Income, Special Situations, Investors, Large Cap Value, All Cap, ING Global Brand Names, Prudential Jennison and the SP Jennison International Growth subaccounts which did not commence operations as of December 31, 1999, the following tables give
(1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Golden American Separate Account B available under the Contract for the indictated periods. The subaccounts below became available to investors on February 22, 1999. The starting accumulation unit value is indicated on the last row of each table.

LIQUID ASSET

----------------------------------------------------------
                      STANDARD DEATH BENEFIT
----------------------------------------------------------
                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT           TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
----------------------------------------------------------
 1999       $15.61               7,391               $116
 2/23/99     15.12                  --                 --
----------------------------------------------------------

LIMITED MATURITY BOND

----------------------------------------------------------
                      STANDARD DEATH BENEFIT
----------------------------------------------------------
                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT           TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
----------------------------------------------------------
 1999       $17.65                 655                $11
 2/23/99     17.53                  --                 --
----------------------------------------------------------

GLOBAL FIXED INCOME

----------------------------------------------------------
                      STANDARD DEATH BENEFIT
----------------------------------------------------------
                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT           TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
----------------------------------------------------------
 1999       $12.11                 982                $12
 2/23/99     12.78                  --                 --
----------------------------------------------------------

VAL-108---                              A1

FULLY MANAGED

----------------------------------------------------------
                      STANDARD DEATH BENEFIT
----------------------------------------------------------
                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT           TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
----------------------------------------------------------
 1999       $22.85               1,564                $36
 2/23/99     20.98                  --                 --
----------------------------------------------------------

TOTAL RETURN

----------------------------------------------------------
                      STANDARD DEATH BENEFIT
----------------------------------------------------------
                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT           TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
----------------------------------------------------------
 1999       $18.54               3,045                $56
 2/23/99     17.93                  --                 --
----------------------------------------------------------

EQUITY INCOME

----------------------------------------------------------
                      STANDARD DEATH BENEFIT
----------------------------------------------------------
                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT           TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
----------------------------------------------------------
 1999       $22.66               2,555                $58
 2/23/99     22.90                  --                 --
----------------------------------------------------------

VALUE EQUITY

----------------------------------------------------------
                      STANDARD DEATH BENEFIT
----------------------------------------------------------
                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT           TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
----------------------------------------------------------
 1999       $18.58               3,333                $62
 2/23/99     17.52                  --                 --
----------------------------------------------------------

VAL-108---                              A2

RISING DIVIDENDS

----------------------------------------------------------
                      STANDARD DEATH BENEFIT
----------------------------------------------------------
                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT           TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
----------------------------------------------------------
 1999       $26.62              10,416               $277
 2/23/99     24.22                  --                 --
----------------------------------------------------------

RESEARCH

----------------------------------------------------------
                      STANDARD DEATH BENEFIT
----------------------------------------------------------
                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT           TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
----------------------------------------------------------
 1999       $28.78              10,661               $307
 2/23/99     23.91                  --                 --
----------------------------------------------------------

CAPITAL APPRECIATION

----------------------------------------------------------
                      STANDARD DEATH BENEFIT
----------------------------------------------------------
                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT           TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
----------------------------------------------------------
 1999       $31.26               5,832               $182
 2/23/99     25.37                  --                 --
----------------------------------------------------------

CAPITAL GROWTH

----------------------------------------------------------
                      STANDARD DEATH BENEFIT
----------------------------------------------------------
                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT           TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
----------------------------------------------------------
 1999       $21.46               5,650               $121
 2/23/99    17.23                   --                 --
----------------------------------------------------------

VAL-108---                              A3

STRATEGIC EQUITY

----------------------------------------------------------
                      STANDARD DEATH BENEFIT
----------------------------------------------------------
                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT           TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
----------------------------------------------------------
 1999       $22.37               3,862                $86
 2/23/99     13.78                  --                 --
----------------------------------------------------------

MID-CAP GROWTH

----------------------------------------------------------
                      STANDARD DEATH BENEFIT
----------------------------------------------------------
                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT           TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
----------------------------------------------------------
 1999       $40.71              10,373               $422
 2/23/99     22.79                  --                 --
----------------------------------------------------------

SMALL CAP

----------------------------------------------------------
                      STANDARD DEATH BENEFIT
----------------------------------------------------------
                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT           TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
----------------------------------------------------------
 1999       $23.28              13,606               $316
 2/23/99     15.73                  --                 --
----------------------------------------------------------

GROWTH

----------------------------------------------------------
                      STANDARD DEATH BENEFIT
----------------------------------------------------------
                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT           TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
----------------------------------------------------------
 1999       $29.16              27,642               $806
 2/23/99     18.48                  --                 --
----------------------------------------------------------

VAL-108---                              A4

REAL ESTATE

----------------------------------------------------------
                      STANDARD DEATH BENEFIT
----------------------------------------------------------
                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT           TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
----------------------------------------------------------
 1999         --                    --                 --
 2/23/99    $22.20                  --                 --
----------------------------------------------------------

HARD ASSETS

----------------------------------------------------------
                      STANDARD DEATH BENEFIT
----------------------------------------------------------
                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT           TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
----------------------------------------------------------
 1999       $18.33                 497                 $9
 2/23/99     14.51                  --                 --
----------------------------------------------------------

DEVELOPING WORLD

----------------------------------------------------------
                      STANDARD DEATH BENEFIT
----------------------------------------------------------
                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT           TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
----------------------------------------------------------
 1999       $11.72               5,500                $64
 2/23/99      7.00                  --                 --
----------------------------------------------------------

PIMCO HIGH YIELD BOND

----------------------------------------------------------
                      STANDARD DEATH BENEFIT
----------------------------------------------------------
                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT           TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
----------------------------------------------------------
 1999       $10.33               8,722                $90
 2/23/99     10.23                  --                 --
----------------------------------------------------------

VAL-108---                              A5

PIMCO STOCKSPLUS GROWTH
     AND INCOME

----------------------------------------------------------
                      STANDARD DEATH BENEFIT
----------------------------------------------------------
                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT           TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
----------------------------------------------------------
 1999       $13.24               3,634                $48
 2/23/99     11.47                  --                 --
----------------------------------------------------------

INTERNATIONAL EQUITY

----------------------------------------------------------
                      STANDARD DEATH BENEFIT
----------------------------------------------------------
                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT           TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
----------------------------------------------------------
 1999       $15.97               8,033               $128
 2/23/99     10.26                  --                 --
----------------------------------------------------------

VAL-108---                              A6

--------------------------------------------------------------------------------
                                   APPENDIX B
--------------------------------------------------------------------------------

                        MARKET VALUE ADJUSTMENT EXAMPLES

EXAMPLE #1: FULL SURRENDER -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

     Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

1.   The contract value of the Fixed Interest Allocation on the date of
                                            3
     surrender is $124,230 ($100,000 x 1.075 )

2.   N = 2,555 ( 365 x 7 )
                                                         2,555/365
3.   Market Value Adjustment = $124,230 x [((1.07/1.0850)         )-1] = $11,535

     Therefore, the amount paid to you on full surrender ignoring any surrender charge is $112,695 ($124,230 - $11,535 ).

EXAMPLE #2: FULL SURRENDER -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

     Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

1.   The contract value of the Fixed Interest Allocation on the date of
                                            3
     surrender is $124,230 ($100,000 x 1.075 )

2.   N = 2,555 ( 365 x 7 )
                                                         2,555/365
3.   Market Value Adjustment = $124,230 x [((1.07/1.0650)         )-1] = $4,141

     Therefore, the amount paid to you on full surrender ignoring any surrender charge is $128,371 ($124,230 + $4,141 ).

EXAMPLE #3: WITHDRAWAL -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a withdrawal of $112,695 is requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

1.   The contract value of the Fixed Interest Allocation on the date of
                                              3
     withdrawal is $248,459 ( $200,000 x 1.075 )

2.   N = 2,555 ( 365 x 7 )

3.   Amount that must be withdrawn =
                                             2,555/365
                  [ $112,695 / ((1.07/1.0850)         )] = $124,230

     Then calculate the Market Value Adjustment on that amount.


VAL-108---                              B1

                                                         2,555/365
4.   Market Value Adjustment = $124,230 x [((1.07/1.0850)         )-1] = $11,535

     Therefore, the amount of the withdrawal paid to you is $112,695, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $112,695, and also reduced by the Market Value Adjustment of $11,535, for a total reduction in the Fixed Interest Allocation of $124,230.

EXAMPLE #4: WITHDRAWAL -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate of 7%; that a withdrawal of $128,371 requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

1.   The contract value of Fixed Interest Allocation on the date of surrender is
                                3
     $248,459 ( $200,000 x 1.075 )

2.   N = 2,555 ( 365 x 7 )

3.   Amount that must be withdrawn =
                                              2,555/365
                   [ $128,371 / ((1.07/1.0650)         )] = $124,230

     Then calculate the Market Value Adjustment on that amount.

                                                         2,555/365
4.   Market Value Adjustment = $124,230 x [((1.07/1.0650)         )-1 ] = $4,141

     Therefore, the amount of the withdrawal paid to you is $128,371, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $128,371, but increased by the Market Value Adjustment of $4,141, for a total reduction in the Fixed Interest Allocation of $124,230.


VAL-108---                              B2

--------------------------------------------------------------------------------
                                   APPENDIX C
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $15,000 (maximum of $15,000 in earnings or $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $12,000 ($27,000 - $15,000) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $480 ($12,000 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.


VAL-108---                              C1

--------------------------------------------------------------------------------
                                   APPENDIX D
--------------------------------------------------------------------------------

                   DEATH BENEFITS FOR EXISTING CONTRACT OWNERS

The following is a description of the death benefit options for contract owners who purchased contracts prior to the effective date of this prospectus. Effective with the date of this prospectus, we will be designating certain investment portfolios as "Excluded Funds". We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS.

DEATH BENEFIT FOR EXCLUDED FUNDS
For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

Adjustments for transfers involving both Excluded Funds and Special Funds will be calculated separately from adjustments for transfers involving Excluded Funds and Non-Special Funds, where applicable.

DEATH BENEFIT FOR NON-EXCLUDED FUNDS
Under the death benefit, if you die before the annuity start date, your beneficiary will receive the greatest of:

        1) the contract value;

        2) the total premium payments made under the Contract after subtracting any withdrawals; or

        3) the cash surrender value.

Note:   The amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.


VAL-108---                              D1

                             ING VARIABLE ANNUITIES

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.
--------------------------------------------------------------------------------

108---   VALUE                                                        10/02/2000

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                         ING VARIABLE ANNUITIES                               |
                 GOLDEN AMERICAN LIFE INSURANCE COMPANY                       |
              Golden American Life Insurance Company is a                     |
                    stock company domiciled in Delaware.                      |
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 {  } VALUE                                                   01/{ }/2001     |
                                                                              |

                    PART B

        STATEMENT OF ADDITIONAL INFORMATION

                       Statement of Additional Information

                               GOLDENSELECT VALUE

                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT

                                    ISSUED BY
                               SEPARATE ACCOUNT B

                                       OF
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Golden American Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O. Box 2700, West Chester, Pennsylvania 19380-1478 or telephone 1-800-366-0066.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   January [   ], 2000

                                TABLE OF CONTENTS

ITEM                                                                        PAGE

Introduction                                                                   1
Description of Golden American Life Insurance Company                          1
Safekeeping of Assets                                                          1
The Administrator                                                              1
Independent Auditors                                                           1
Distribution of Contracts                                                      1
Performance Information                                                        2
IRA Partial Withdrawal Option                                                  8
Other Information                                                              9
Financial Statements of Separate Account B                                     9

                                  INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account B.

              DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc. On October 24, 1997, Equitable of Iowa and ING Groep, N.V. ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with approximately $495.0 billion in assets as of December 31, 1999.

As of December 31, 1999, Golden American had approximately $477.8 million in stockholder's equity and approximately $9.4 billion in total assets, including approximately $7.6 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable insurance products. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), which is licensed to do variable annuity business in the states of New York and Delaware.

                              SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Separate Account B.

                                THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. No charges were billed to Golden American by Equitable Life pursuant to the service agreement in 1997. Equitable Life billed Golden American $364,086 and $892,903 pursuant to the service agreement in 1999 and 1998, respectively.


                              INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Separate Account B.

                            DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by Golden American. The variable insurance products were sold primarily through two broker/dealer institutions, during the year ended December 31, 1997, through two broker/dealer institutions during the year ended December 31, 1998 and through two broker/dealer institutions during the year ended December 31, 1999. For the years ended 1999, 1998 and 1997 commissions paid by Golden American, including amounts paid by its subsidiary, First Golden American Life Insurance Company of New York, to Directed Services, Inc. aggregated $181,536,000, $117,470,000 and $36,350,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of Directed Services, Inc. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $10,136,000, $4,771,000 and $2,770,000 for the years ended 1999, 1998 and 1997, respectively.

                             PERFORMANCE INFORMATION

Performance information for the subaccounts of Separate Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-").

Performance information for measures other than total return do not reflect any applicable premium tax that can range from 0% to 3.5%. As described in the prospectus, four death benefit options are available. The following performance values reflect the election at issue of the 5% Solution Enhanced Death Benefit, thus providing values reflecting the highest aggregate contract charges. In addition, the performance values reflect the selection of the most costly optional benefit rider. If one of the other death benefit options had been elected, or if another optional benefit rider or no rider had been elected, the historical performance values would be higher than those represented in the examples.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses which includes deductions for the mortality and expense risk charge and the administrative charge accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

            Effective Yield = [(Base Period Return) +1) ^ 365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 1999 to December 31, 1999 were 4.64% and 4.75%, respectively.

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                    Yield = 2 x [((a - b)/(c x d) + 1)^6 - 1]

Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account B is earned from the increase in net asset value of shares of the investment portfolio in which the subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                                 P(1+T)^(n)=ERV

Where:
          (1) [P]   equals a hypothetical initial premium payment of $1,000
          (2) [T]   equals an average annual total return
          (3) [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                    (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, the mortality and expense risk charges and maximum optional benefit rider charge. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Except for the All Cap, Investors, Large Cap Value, ING Global Brand Names and Prudential Jennison subaccounts which had not commenced as of December 31, 1999, Average Annual Total Return for the subaccounts is presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge of 0.75%, administrative charges of 0.15%, contract administration charge at 0.04%, and applicable surrender charges of 6% for the one year period and 3% for the five year period for the year ending December 31, 1999 were as follows:

Average Annual Total Return for Periods Ending 12/31/99 - Standardized
----------------------------------------------------------------------

                                                                                 From    Inception
                                       1 Year        5 Year        10 Year    Inception     Date
THE GCG TRUST
Liquid Asset                           -2.25%         3.40%         3.83%*      4.13%*     1/25/89
Limited Maturity Bond                  -5.82%         4.42%         4.92%*      5.30%*     1/25/89
Global Fixed Income                   -15.48%         3.00%*         n/a        3.19%*     10/7/94
Fully Managed                          -0.08%        11.33%         8.25%*      7.82%*     1/25/89
Total Return                           -3.60%        13.00%*         n/a       12.13%*     10/7/94
Equity Income                          -7.66%         8.70%         7.65%*      7.74%*     1/25/89
Investors                                n/a           n/a           n/a         n/a        2/1/00
Value Equity                           -6.43%          n/a           n/a       12.66%       1/1/95
Rising Dividends                        8.79%        20.58%          n/a       16.88%      10/4/93
Managed Global                         55.79%        21.81%*         n/a       13.42%*    10/21/92
Large Cap                                n/a           n/a           n/a         n/a        2/1/00
All Cap                                  n/a           n/a           n/a         n/a        2/1/00
Research                               17.07%        23.81%*         n/a       22.10%*     10/7/94
Capital Appreciation                   17.48%        21.65%          n/a       16.01%*      5/4/92
Capital Growth                         18.38%          n/a           n/a       21.77%       4/1/96
Strategic Equity                       48.80%          n/a           n/a       20.31%      10/2/95
Mid-Cap Growth                         71.41%        31.14%*         n/a       30.54%*     10/7/94
Small Cap                              43.21%          n/a           n/a       22.84%       1/2/96
Growth                                 70.49%          n/a           n/a       32.36%*      4/1/96
Real Estate                           -10.71%         8.42%         8.27%*      7.34%*     1/25/89
Hard Assets                            16.21%         4.69%         4.47%*      5.67%*     1/25/89
Developing World                       54.17%          n/a           n/a        5.81%      2/18/98

THE PIMCO TRUST
High Yield Bond                        -3.95%*         n/a           n/a       -1.66%*      5/1/98
StocksPLUS Growth and Income           12.73%*         n/a           n/a       15.03%*      5/1/98

THE WARBURG PINCUS TRUST
International Equity                   46.01%          n/a           n/a       12.30%*      4/1/96

ING VARIABLE INSURANCE TRUST
ING Global Brand Names                   n/a           n/a           n/a         n/a        5/1/00

THE PRUDENTIAL SERIES FUND, INC
Prudential Jennison                      n/a           n/a           n/a         n/a        5/1/00

---------------
* Total return calculation reflects certain waivers of portfolio fees and expenses.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                                 P(1+T)^(n)]=ERV

Where:
          (1) [P]   equals a hypothetical initial premium payment of $1,000
          (2) [T]   equals an average annual total return
          (3) [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                    (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge for the death benefit and the administrative charges but not the deduction of the maximum sales load and the annual contract fee.

Except for the All Cap, Investors, Large Cap Value, ING Global Brand Names and Prudential Jennison subaccounts which had not commenced as of December 31, 1999, Average Annual Total Return for the subaccounts is presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge of 0.75%, and administrative charges of 0.15%, for the year ending December 31, 1999 were as follows:

Average Annual Total Return for Periods Ending 12/31/99 - Non-Standardized
--------------------------------------------------------------------------

                                                                                 From    Inception
                                       1 Year        5 Year        10 Year    Inception     Date
THE GCG TRUST
Liquid Asset                            3.79%         4.13%         3.87%*      4.16%*     1/25/89
Limited Maturity Bond                   0.22%         5.12%         4.95%*      5.33%*     1/25/89
Global Fixed Income                    -9.44%         3.74%*         n/a        3.72%*     10/7/94
Fully Managed                           5.96%        11.87%         8.28%*      7.85%*     1/25/89
Total Return                            2.45%        13.52%*         n/a       12.51%*     10/7/94
Equity Income                          -1.61%         9.30%         7.69%*      7.77%*     1/25/89
Investors                                n/a           n/a           n/a         n/a        2/1/00
Value Equity                           -0.39%          n/a           n/a       13.18%       1/1/95
Rising Dividends                       14.83%        20.99%          n/a       16.98%      10/4/93
Managed Global                         61.83%        22.21%*         n/a       13.46%*    10/21/92
Large Cap                                n/a           n/a           n/a         n/a        2/1/00
All Cap                                  n/a           n/a           n/a         n/a        2/1/00
Research                               23.11%        24.18%*         n/a       22.37%*     10/7/94
Capital Appreciation                   23.52%        22.04%          n/a       16.04%*      5/4/92
Capital Growth                         24.43%          n/a           n/a       22.56%       4/1/96
Strategic Equity                       54.84%          n/a           n/a       20.86%      10/2/95
Mid-Cap Growth                         77.45%        31.44%*         n/a       30.75%*     10/7/94
Small Cap                              49.25%          n/a           n/a       23.55%       1/2/96
Growth                                 76.53%          n/a           n/a       33.00%*      4/1/96
Real Estate                            -4.67%         9.03%         8.30%*      7.37%*     1/25/89
Hard Assets                            22.25%         5.38%         4.50%*      5.70%*     1/25/89
Developing World                       60.21%          n/a           n/a        8.87%      2/18/98

THE PIMCO TRUST
High Yield Bond                         2.10%          n/a           n/a        1.95%       5/1/98
StocksPLUS Growth and Income           18.77%          n/a           n/a       18.30%       5/1/98

THE WARBURG PINCUS TRUST
International Equity                   52.05%          n/a           n/a       13.29%       4/1/96

ING VARIABLE INSURANCE TRUST
ING Global Brand Names                   n/a           n/a           n/a         n/a        5/1/00

THE PRUDENTIAL SERIES FUND, INC
Prudential Jennison                      n/a           n/a           n/a         n/a        5/1/00

--------------------
* Total return calculation reflects certain waivers of portfolio fees and expenses.

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Separate Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS

From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE

The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Performance Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the 7% Solution Enhanced Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit Option and the Standard Death Benefit are lower than that used in the examples and would result in higher AUV's or contract values.

ILLUSTRATION OF CALCULATION OF AUV
   EXAMPLE 1.

   1.   AUV, beginning of period                                        $10.00
   2.   Value of securities, beginning of period                        $10.00
   3.   Change in value of securities                                   $ 0.10
   4.   Gross investment return [(3) divided by (2)]                      0.01
   5.   Less daily mortality and expense charge                     0.00002063
   6.   Less asset based administrative charge                      0.00000411
   7.   Net investment return [(4) minus (5) minus (6)].            0.00997526
   8.   Net investment factor [(1.000000) plus (7)]                 1.00997526
   9.   AUV, end of period [(1) multiplied by (8)]                 $10.0997526

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
   EXAMPLE 2.

   1.   Initial premium payment                                         $1,000
   2.   AUV on effective date of purchase (see Example 1).              $10.00
   3.   Number of units purchased [(1) divided by (2)]                     100
   4.    AUV for valuation date following purchase
        (see Example 1)                                            $10.0997526
   5.   Contract Value in account for valuation date
        following purchase [(3) multiplied by (4)]                  $ 1,009.98

                          IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is notwithdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                   FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
          Statement of Net Assets as of December 31, 1999 Statements of Operations for the year ended December 31, 1999 Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998
     Notes to Financial Statements

                              FINANCIAL STATEMENTS

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                          YEAR ENDED DECEMBER 31, 1999
                       WITH REPORT OF INDEPENDENT AUDITORS

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                              FINANCIAL STATEMENTS



                          YEAR ENDED DECEMBER 31, 1999



                                TABLE OF CONTENTS




Report of Independent Auditors................................................1

Audited Financial Statements

Statement of Net Assets.......................................................2
Statements of Operations......................................................3
Statements of Changes in Net Assets..........................................10
Notes to Financial Statements................................................17

                         Report of Independent Auditors



The Board of Directors
Golden American Life Insurance Company



We have audited the accompanying statement of net assets of Golden American Life Insurance Company Separate Account B (comprised of the Liquid Asset, Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Equity
Income, Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Global Fixed Income, Developing World, Growth Opportunities, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International Equity, Smith Barney Money Market, International Equity, Asset Allocation, Equity, Growth & Income, and High Quality Bond Divisions) as of December 31, 1999, and the related statements of operations and changes in net assets for in the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life Insurance Company Separate Account B at December 31, 1999, and the results of its operations and changes in its net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.

Des Moines, Iowa
February 25, 2000




                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                       STATEMENT OF NET ASSETS
                                                          DECEMBER 31, 1999
                                                       (DOLLARS IN THOUSANDS)

ASSETS                                                                                                              COMBINED
                                                                                                                ----------------
   Investments at net asset value:
    The GCG Trust:
      Liquid Asset Series, 522,325,545 shares (cost - $522,326)...........................................           $522,326
      Limited Maturity Bond Series, 14,433,887 shares (cost - $154,603)...................................            150,401
      Hard Assets Series, 3,310,341 shares (cost - $37,918)...............................................             38,929
      All-Growth Series, 5,797,423 shares (cost - $94,713)................................................            145,863
      Real Estate Series, 4,593,787 shares (cost - $70,855)...............................................             55,677
      Fully Managed Series, 17,755,369 shares (cost - $265,708)...........................................            267,218
      Equity Income Series, 24,135,542 shares (cost - $297,021)...........................................            271,284
      Capital Appreciation Series, 20,078,304 shares (cost - $350,171)....................................            401,967
      Rising Dividends Series, 32,733,235 shares (cost - $673,802)........................................            813,094
      Emerging Markets Series, 2,895,632 shares (cost - $27,343)..........................................             35,472
      Market Manager Series, 377,319 shares (cost - $4,795)...............................................              7,320
      Value Equity Series, 8,851,843 shares (cost - $143,594).............................................            137,380
      Strategic Equity Series, 9,901,055 shares (cost - $141,166).........................................            197,526
      Small Cap Series, 13,840,816 shares (cost - $249,047)...............................................            324,429
      Managed Global Series, 9,085,422 shares (cost - $154,794)...........................................            181,345
      Mid-Cap Growth Series, 18,222,880 shares (cost - $408,884)..........................................            539,215
      Capital Growth Series, 23,231,448 shares (cost - $371,151)..........................................            430,246
      Research Series, 25,665,469 shares (cost - $520,404)................................................            636,760
      Total Return Series, 28,821,536 shares (cost - $458,931)............................................            455,380
      Growth Series, 43,852,669 shares (cost - $866,601)..................................................          1,205,510
      Global Fixed Income Series, 2,113,119 shares (cost - $21,930).......................................             21,258
      Developing World Series, 4,470,012 shares (cost - $44,018)..........................................             51,673
      Growth Opportunities Series, 598,117 shares (cost - $6,203).........................................              6,663
    PIMCO Variable Insurance Trust:
      PIMCO High Yield Bond Portfolio, 15,910,545 shares (cost - $150,798)................................            146,059
      PIMCO StocksPLUS Growth and Income Portfolio, 16,314,904 shares (cost - $215,031)...................            221,230
    Greenwich Street Series Fund Inc.:
      Appreciation Portfolio, 42,012 shares (cost - $864).................................................                983
    Travelers Series Fund Inc.:
      Smith Barney High Income Portfolio, 45,269 shares (cost - $600).....................................                547
      Smith Barney Large Cap Value Portfolio, 32,943 shares (cost - $680).................................                643
      Smith Barney International Equity Portfolio, 23,358 shares (cost - $330)............................                537
      Smith Barney Money Market Portfolio, 579,382 shares (cost - $579)...................................                579
    Warburg Pincus Trust:
      International Equity Portfolio, 10,513,073 shares (cost - $149,816).................................            175,569
    The Galaxy VIP Fund:
      Asset Allocation Portfolio, 7,851 shares (cost - $132)..............................................                133
      Equity Portfolio, 13,379 shares (cost - $292).......................................................                297
      Growth & Income Portfolio, 9,830 shares (cost - $105)...............................................                107
      High Quality Bond Portfolio, 2,818 shares (cost - $27)..............................................                 27
                                                                                                                ----------------
      TOTAL ASSETS (cost - $6,405,232)....................................................................          7,443,647
LIABILITY
   Payable to Golden American Life Insurance Company (all pertaining to Market Manager Division)..........                236
                                                                                                                ----------------
     TOTAL NET ASSETS.....................................................................................         $7,443,411
                                                                                                                ================

NET ASSETS
   For variable annuity insurance contracts...............................................................         $7,446,504
   Retained in Separate Account B by Golden American Life Insurance Company...............................              3,093
                                                                                                                ----------------
     TOTAL NET ASSETS.....................................................................................         $7,443,411
                                                                                                                ================



                                                                  2



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)



                                                                    LIMITED
                                                        LIQUID      MATURITY         HARD           ALL-           REAL
                                                         ASSET        BOND          ASSETS         GROWTH         ESTATE
                                                       DIVISION     DIVISION       DIVISION       DIVISION       DIVISION
                                                     ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................       $15,368        $5,178           $257        $22,107        $2,278
    Capital gains distributions ................            --            --             --          5,823         1,527
                                                     ---------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................        15,368         5,178            257         27,930         3,805

   Expenses:
    Mortality and expense risk and other charges         4,755         1,698            494          1,297           818
    Annual administrative charges ..............            94            37             16             46            27
    Minimum death benefit guarantee charges ....             8             1              1              1             1
    Contingent deferred sales charges ..........         3,171           129            119             89           112
    Other contract charges .....................             7             3              2              3             1
    Amortization of deferred charges related to:
      Deferred sales load ......................           553           275             85            326           159
      Premium taxes ............................            18             2             --              2             1
                                                     ---------------------------------------------------------------------
   TOTAL EXPENSES ..............................         8,606         2,145            717          1,764         1,119
                                                     ---------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................         6,762         3,033           (460)        26,166         2,686

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....            --          (153)        (9,098)        12,611           452
    Net unrealized appreciation (depreciation)
      of investments ...........................            --        (3,486)        15,365         41,917        (6,895)
                                                     ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................        $6,762         $(606)        $5,807        $80,694       $(3,757)
                                                     =====================================================================



(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 3



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                        FULLY         EQUITY        CAPITAL        RISING       EMERGING
                                                       MANAGED        INCOME      APPRECIATION    DIVIDENDS     MARKETS
                                                       DIVISION      DIVISION       DIVISION      DIVISION      DIVISION
                                                      --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................       $10,485        $13,369         $6,809        $4,048          $350
    Capital gains distributions ................         9,191         14,763         35,936        16,664            --
                                                      --------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................        19,676         28,132         42,745        20,712           350

   Expenses:
    Mortality and expense risk and other charges         3,284          3,262          3,945         9,409           321
    Annual administrative charges ..............           102            143            113           209            14
    Minimum death benefit guarantee charges ....             1              6              1             1             1
    Contingent deferred sales charges ..........           170            137            246           725            27
    Other contract charges .....................             6              9              8            13             1
    Amortization of deferred charges related to:
      Deferred sales load ......................           570          1,165            763           776           100
      Premium taxes ............................             2              2              3             3             1
                                                      --------------------------------------------------------------------
   TOTAL EXPENSES ..............................         4,135          4,724          5,079        11,136           465
                                                      --------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................        15,541         23,408         37,666         9,576          (115)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....         4,586            604         12,525        12,658          (839)
    Net unrealized appreciation (depreciation)
      of investments ...........................        (8,712)       (30,854)        16,816        60,461        17,638
                                                      --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................       $11,415        $(6,842)       $67,007       $82,695       $16,684
                                                      ====================================================================



(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.




See accompanying notes.
                                                                 4



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                       MARKET         VALUE        STRATEGIC        SMALL         MANAGED
                                                       MANAGER        EQUITY         EQUITY          CAP           GLOBAL
                                                      DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                                      ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................          $110         $1,231           $211         $6,243        $9,130
    Capital gains distributions ................           973          2,440            549          2,817        15,707
                                                      ---------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................         1,083          3,671            760          9,060        24,837

   Expenses:
    Mortality and expense risk and other charges            --          1,869          1,454          2,692         1,667
    Annual administrative charges ..............            --             52             29             57            54
    Minimum death benefit guarantee charges ....            --             --             --             --             1
    Contingent deferred sales charges ..........            --            129            252            157           195
    Other contract charges .....................            --              2              1              2             4
    Amortization of deferred charges related to:
      Deferred sales load ......................            40            151             75             82           397
      Premium taxes ............................            --             --              1              1             1
                                                      ---------------------------------------------------------------------
   TOTAL EXPENSES ..............................            40          2,203          1,812          2,991         2,319
                                                      ---------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................         1,043          1,468         (1,052)         6,069        22,518

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....           861          5,066          5,704         30,614        42,644
    Net unrealized appreciation (depreciation)
      of investments ...........................          (880)        (9,606)        54,916         54,213         6,404
                                                      ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................        $1,024        $(3,072)       $59,568        $90,896       $71,566
                                                      =====================================================================



(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 5



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                       MID-CAP       CAPITAL                      TOTAL
                                                        GROWTH        GROWTH      RESEARCH       RETURN         GROWTH
                                                      DIVISION      DIVISION      DIVISION      DIVISION       DIVISION
                                                      ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................       $41,872       $22,161        $7,421       $12,635        $12,825
    Capital gains distributions ................         2,355           669         2,686         1,756          1,124
                                                      ------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................        44,227        22,830        10,107        14,391         13,949

   Expenses:
    Mortality and expense risk and other charges         3,582         4,167         6,574         5,403          7,294
    Annual administrative charges ..............            59            91           117           106            102
    Minimum death benefit guarantee charges ....            --            --            --            --              1
    Contingent deferred sales charges ..........           244           294           380           297            405
    Other contract charges .....................             2             1             3             1              3
    Amortization of deferred charges related to:
      Deferred sales load ......................            68            68           110            83             95
      Premium taxes ............................             1            --             1             1              1
                                                      ------------------------------------------------------------------
   TOTAL EXPENSES ..............................         3,956         4,621         7,185         5,891          7,901
                                                      ------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................        40,271        18,209         2,922         8,500          6,048

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....        27,166         3,969         2,750           531         46,796
    Net unrealized appreciation (depreciation)
      of investments ...........................       122,970        50,167        99,090        (4,991)       324,922
                                                      ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................      $190,407       $72,345      $104,762        $4,040       $377,766
                                                      ==================================================================



(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.


See accompanying notes.
                                                                 6



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                                                                   PIMCO         PIMCO
                                                         GLOBAL                                    HIGH        STOCKSPLUS
                                                         FIXED      DEVELOPING      GROWTH         YIELD       GROWTH AND
                                                        INCOME         WORLD     OPPORTUNITIES     BOND          INCOME
                                                       DIVISION      DIVISION      DIVISION      DIVISION       DIVISION
                                                       -------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................          $345         $1,400          $162        $8,321        $12,203
    Capital gains distributions ................            --             --           130            --          6,865
                                                       -------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................           345          1,400           292         8,321         19,068

   Expenses:
    Mortality and expense risk and other charges           237            260            95         1,537          2,030
    Annual administrative charges ..............             3              4             1            19             20
    Minimum death benefit guarantee charges ....            --             --            --            --             --
    Contingent deferred sales charges ..........            22             11             2            68             95
    Other contract charges .....................            --             --            --            --             --
    Amortization of deferred charges related to:
      Deferred sales load ......................             2             --             1            13             16
      Premium taxes ............................            --             --            --            --             --
                                                       -------------------------------------------------------------------
   TOTAL EXPENSES ..............................           264            275            99         1,637          2,161
                                                       -------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................            81          1,125           193         6,684         16,907

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....          (939)         2,134           732          (974)         4,397
    Net unrealized appreciation (depreciation)
      of investments ...........................          (662)         7,506           111        (4,721)         1,944
                                                       -------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................       $(1,520)       $10,765        $1,036          $989        $23,248
                                                       ===================================================================



(a)  Commencement of operations, October 25, 1999.
(b)  Commencement of operations, November 1, 1999.
(c)  Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 7



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                                        SMITH         SMITH           SMITH         SMITH
                                                                        BARNEY        BARNEY          BARNEY        BARNEY
                                                                         HIGH        LARGE CAP    INTERNATIONAL     MONEY
                                                       APPRECIATION     INCOME         VALUE          EQUITY        MARKET
                                                         DIVISION      DIVISION      DIVISION        DIVISION      DIVISION
                                                       ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................            $7           $53            $10             $1            $11
    Capital gains distributions ................            17            --             21             --             --
                                                       --------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................            24            53             31              1             11

   Expenses:
    Mortality and expense risk and other charges            14             9             10              5              3
    Annual administrative charges ..............             1             1              1             --             --
    Minimum death benefit guarantee charges ....            --            --             --             --             --
    Contingent deferred sales charges ..........             2            --              1             --             --
    Other contract charges .....................            --            --             --             --             --
    Amortization of deferred charges related to:
      Deferred sales load ......................            --            --             --             --             --
      Premium taxes ............................            --            --             --             --             --
                                                       --------------------------------------------------------------------
   TOTAL EXPENSES ..............................            17            10             12              5              3
                                                       --------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................             7            43             19             (4)             8

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....            23           (48)            10             20             --
    Net unrealized appreciation (depreciation)
      of investments ...........................            76            10            (47)           214             --
                                                       --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................          $106            $5           $(18)          $230             $8
                                                       ====================================================================



(a)  Commencement of operations, October 25, 1999.
(b)  Commencement of operations, November 1, 1999.
(c)  Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 8



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                    SEPARATE ACCOUNT B
                                                 STATEMENT OF OPERATIONS
                                  FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                       (CONTINUED)
                                                  (DOLLARS IN THOUSANDS)



                                                      INTERNATIONAL      ASSET                  GROWTH &   HIGH QUALITY
                                                         EQUITY       ALLOCATION    EQUITY       INCOME        BOND
                                                        DIVISION      DIVISION(b) DIVISION(b)  DIVISION(a)  DIVISION(c)   COMBINED
                                                      ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ......................................      $1,432            $1           --           --         --       $218,034
    Capital gains distributions ....................          --             1           $7           $1         --        122,022
                                                      ------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .........................       1,432             2            7            1         --        340,056

   Expenses:
    Mortality and expense risk and other charges ...       1,371            --           --           --         --         69,556
    Annual administrative charges ..................          21            --           --           --         --          1,539
    Minimum death benefit guarantee charges ........          --            --           --           --         --             24
    Contingent deferred sales charges ..............          87            --           --           --         --          7,566
    Other contract charges .........................          --            --           --           --         --             72
    Amortization of deferred charges related to:
      Deferred sales load ..........................          --            --           --           --         --          5,973
      Premium taxes ................................           1            --           --           --         --             42
                                                      ------------------------------------------------------------------------------
   TOTAL EXPENSES ..................................       1,480            --           --           --         --         84,772
                                                      ------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ....................         (48)            2            7            1         --        255,284

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ........      30,975            --           --           --        $(1)       235,776
    Net unrealized appreciation (depreciation)
      of investments ...............................      24,199             1            5            2         --        828,093
                                                      ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......................     $55,126            $3          $12           $3        $(1)    $1,319,153
                                                      ==============================================================================



(a)  Commencement of operations, October 25, 1999.
(b)  Commencement of operations, November 1, 1999.
(c)  Commencement of operations, December 3, 1999.


See accompanying notes.
                                                                 9



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                    SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS
                             FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                  (DOLLARS IN THOUSANDS)



                                                                      LIMITED
                                                        LIQUID        MATURITY         HARD           ALL-            REAL
                                                         ASSET          BOND          ASSETS         GROWTH          ESTATE
                                                       DIVISION       DIVISION       DIVISION       DIVISION        DIVISION
                                                      -----------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................       $57,254        $52,467        $45,503        $71,738        $74,700
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................         3,131          1,782          2,033           (905)         8,244
    Net realized gain (loss) on investments .....            --            872         (6,941)           330          3,708
    Net unrealized appreciation (depreciation)
      of investments ............................            --            739         (8,620)         6,240        (24,689)
                                                      ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................         3,131          3,393        (13,528)         5,665        (12,737)

  Changes from principal transactions:
    Purchase payments ...........................       227,924         42,180          7,508         15,762         24,639
    Contract distributions and terminations .....       (38,803)        (9,265)        (4,524)        (9,206)        (6,988)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................       (73,759)        14,051         (5,266)        (2,159)       (10,631)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....            12              6             10              7             12
                                                      ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............       115,374         46,972         (2,272)         4,404          7,032
                                                      ----------------------------------------------------------------------
  Total increase (decrease) .....................       118,505         50,365        (15,800)        10,069         (5,705)
                                                      ----------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............       175,759        102,832         29,703         81,807         68,995

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................         6,762          3,033           (460)        26,166          2,686
    Net realized gain (loss) on investments .....            --           (153)        (9,098)        12,611            452
    Net unrealized appreciation (depreciation)
      of investments ............................            --         (3,486)        15,365         41,917         (6,895)
                                                      ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................         6,762           (606)         5,807         80,694         (3,757)

  Changes from principal transactions:
    Purchase payments ...........................       466,501         67,604          7,898          9,526          9,108
    Contract distributions and terminations .....      (123,045)       (15,384)        (5,361)       (15,134)        (9,074)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................        (3,655)        (4,046)           881        (11,033)        (9,597)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             4              1              1              3              2
                                                      ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............       339,805         48,175          3,419        (16,638)        (9,561)
                                                      ----------------------------------------------------------------------
  Total increase (decrease) .....................       346,567         47,569          9,226         64,056        (13,318)
                                                      ----------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............      $522,326       $150,401        $38,929       $145,863        $55,677
                                                      ======================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 10



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                         FULLY         EQUITY        CAPITAL         RISING        EMERGING
                                                        MANAGED        INCOME      APPRECIATION     DIVIDENDS      MARKETS
                                                       DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                                       ---------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................      $158,650       $261,869       $187,817       $215,943        $34,501
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................        15,626         23,815         18,956         12,920           (524)
    Net realized gain (loss) on investments .....         1,704          2,288          6,551          3,842         (3,524)
    Net unrealized appreciation (depreciation)
      of investments ............................       (10,501)       (10,125)        (3,987)        17,344         (4,266)
                                                      ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................         6,829         15,978         21,520         34,106         (8,314)

  Changes from principal transactions:
    Purchase payments ...........................        74,467         34,793         63,892        216,682          2,520
    Contract distributions and terminations .....       (19,367)       (39,339)       (26,711)       (26,449)        (2,973)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................         5,756            581         10,035         60,274         (3,483)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company.....            31             28             25             60              3
                                                      ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............        60,887         (3,937)        47,241        250,567         (3,933)
                                                      ----------------------------------------------------------------------
  Total increase (decrease) .....................        67,716         12,041         68,761        284,673        (12,247)
                                                      ----------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............       226,366        273,910        256,578        500,616         22,254

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................        15,541         23,408         37,666          9,576           (115)
    Net realized gain (loss) on investments .....         4,586            604         12,525         12,658           (839)
    Net unrealized appreciation (depreciation)
      of investments ............................        (8,712)       (30,854)        16,816         60,461         17,638
                                                      ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................        11,415         (6,842)        67,007         82,695         16,684

  Changes from principal transactions:
    Purchase payments ...........................        62,680         62,880        107,357        245,047          1,445
    Contract distributions and terminations .....       (30,839)       (54,241)       (44,732)       (59,723)        (3,546)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................        (2,413)        (4,436)        15,746         44,445         (1,366)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             9             13             11             14              1
                                                      ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............        29,437          4,216         78,382        229,783         (3,466)
                                                      ----------------------------------------------------------------------
  Total increase (decrease) .....................        40,852         (2,626)       145,389        312,478         13,218
                                                      ----------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............      $267,218       $271,284       $401,967       $813,094        $35,472
                                                      ======================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 11



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                         MARKET         VALUE          STRATEGIC         SMALL          MANAGED
                                                         MANAGER        EQUITY           EQUITY           CAP            GLOBAL
                                                        DIVISION       DIVISION         DIVISION        DIVISION        DIVISION
                                                     -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................         $6,716         $77,025         $50,437         $52,725        $104,681
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................            299           1,994           3,586          (1,343)          3,296
    Net realized gain (loss) on investments .....            135           1,237           1,365           2,148           7,634
    Net unrealized appreciation (depreciation)
      of investments ............................          1,090          (4,208)         (6,078)         15,952          16,611
                                                     ----------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................          1,524            (977)         (1,127)         16,757          27,541

  Changes from principal transactions:
    Purchase payments ...........................            (36)         51,484          25,972          44,851          11,958
    Contract distributions and terminations .....           (188)         (7,869)         (5,201)         (6,104)        (13,329)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................           (309)          6,521           1,265          16,010            (176)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --              10               2               6               9
                                                     ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............           (533)         50,146          22,038          54,763          (1,538)
                                                     ----------------------------------------------------------------------------
  Total increase (decrease) .....................            991          49,169          20,911          71,520          26,003
                                                     ----------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............          7,707         126,194          71,348         124,245         130,684

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................          1,043           1,468          (1,052)          6,069          22,518
    Net realized gain (loss) on investments .....            861           5,066           5,704          30,614          42,644
    Net unrealized appreciation (depreciation)
      of investments ............................           (880)         (9,606)         54,916          54,213           6,404
                                                     ----------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................          1,024          (3,072)         59,568          90,896          71,566

  Changes from principal transactions:
    Purchase payments ...........................             77          33,542          56,281          94,650           8,846
    Contract distributions and terminations .....         (1,399)        (13,124)        (11,518)        (11,971)        (21,244)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................           (325)         (6,161)         21,844          26,607          (8,510)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --               1               3               2               3
                                                     ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............         (1,647)         14,258          66,610         109,288         (20,905)
                                                     ----------------------------------------------------------------------------
  Total increase (decrease) .....................           (623)         11,186         126,178         200,184          50,661
                                                     ----------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............         $7,084        $137,380        $197,526        $324,429        $181,345
                                                     ============================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 12



                                              GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                         MID-CAP         CAPITAL                          TOTAL
                                                         GROWTH          GROWTH         RESEARCH         RETURN          GROWTH
                                                        DIVISION        DIVISION        DIVISION        DIVISION        DIVISION
                                                     ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................        $20,361         $44,922         $34,402         $26,231         $23,178
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................          3,991           2,904          10,068           9,099           4,697
    Net realized gain (loss) on investments .....            899             911             972             185            (807)
    Net unrealized appreciation (depreciation)
      of investments ............................          6,574           7,679          16,878           1,028          15,417
                                                     ----------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................         11,464          11,494          27,918          10,312          19,307

  Changes from principal transactions:
    Purchase payments ...........................         66,121         105,760         167,295         156,492          77,977
    Contract distributions and terminations .....         (3,065)         (7,503)         (6,740)         (7,889)         (3,834)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................         21,962          24,270          60,643          42,666          26,430
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....              1               7              11              23              10
                                                     ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............         85,019         122,534         221,209         191,292         100,583
                                                     ----------------------------------------------------------------------------
  Total increase (decrease) .....................         96,483         134,028         249,127         201,604         119,890
                                                     ----------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............        116,844         178,950         283,529         227,835         143,068

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................         40,271          18,209           2,922           8,500           6,048
    Net realized gain (loss) on investments .....         27,166           3,969           2,750             531          46,796
    Net unrealized appreciation (depreciation)
      of investments ............................        122,970          50,167          99,090          (4,991)        324,922
                                                     ----------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................        190,407          72,345         104,762           4,040         377,766

  Changes from principal transactions:
    Purchase payments ...........................        167,461         158,765         232,103         191,000         444,759
    Contract distributions and terminations .....        (15,116)        (16,970)        (24,594)        (22,055)        (28,748)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................         79,613          37,151          40,954          54,551         268,657
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....              6               5               6               9               8
                                                     ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............        231,964         178,951         248,469         223,505         684,676
                                                     ----------------------------------------------------------------------------
  Total increase (decrease) .....................        422,371         251,296         353,231         227,545       1,062,442
                                                     ----------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............       $539,215        $430,246        $636,760        $455,380      $1,205,510
                                                     ============================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.


See accompanying notes.
                                                                 13



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                   SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS
                             FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                       (CONTINUED)
                                                  (DOLLARS IN THOUSANDS)



                                                                                                          PIMCO          PIMCO
                                                          GLOBAL                                          HIGH         STOCKSPLUS
                                                           FIXED        DEVELOPING        GROWTH          YIELD        GROWTH AND
                                                          INCOME          WORLD        OPPORTUNITIES      BOND           INCOME
                                                         DIVISION       DIVISION(a)     DIVISION(a)    DIVISION(c)     DIVISION(b)
                                                       ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................           $206              --              --              --              --
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................            174            $(22)            $(8)           $817            $814
    Net realized gain (loss) on investments .....            216            (266)           (235)           (318)            (97)
    Net unrealized appreciation (depreciation)
      of investments ............................             --             149             349             (18)          4,255
                                                       ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................            390            (139)            106             481           4,972

  Changes from principal transactions:
    Purchase payments ...........................          5,820           2,757           4,097          32,399          29,368
    Contract distributions and terminations .....           (219)            (34)            (45)           (912)           (361)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................          3,331           1,928             (27)         14,150          17,822
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --              --              --              --               1
                                                       ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............          8,932           4,651           4,025          45,637          46,830
                                                       ---------------------------------------------------------------------------
  Total increase (decrease) .....................          9,322           4,512           4,131          46,118          51,802
                                                       ---------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............          9,528           4,512           4,131          46,118          51,802

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................             81           1,125             193           6,684          16,907
    Net realized gain (loss) on investments .....           (939)          2,134             732            (974)          4,397
    Net unrealized appreciation (depreciation)
      of investments ............................           (662)          7,506             111          (4,721)          1,944
                                                       ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................         (1,520)         10,765           1,036             989          23,248

  Changes from principal transactions:
    Purchase payments ...........................         10,947          14,639           1,833          73,017         122,580
    Contract distributions and terminations .....         (1,341)           (740)           (256)         (6,247)         (5,161)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................          3,644          22,497             (81)         32,181          28,758
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --              --              --               1               3
                                                       ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............         13,250          36,396           1,496          98,952         146,180
                                                       ---------------------------------------------------------------------------
  Total increase (decrease) .....................         11,730          47,161           2,532          99,941         169,428
                                                       ---------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............        $21,258         $51,673          $6,663        $146,059        $221,230
                                                       ===========================================================================


(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 14



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                   SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS
                             FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                       (CONTINUED)
                                                  (DOLLARS IN THOUSANDS)



                                                                          SMITH          SMITH            SMITH          SMITH
                                                                          BARNEY         BARNEY           BARNEY         BARNEY
                                                                           HIGH         LARGE CAP      INTERNATIONAL     MONEY
                                                        APPRECIATION      INCOME         VALUE            EQUITY         MARKET
                                                          DIVISION       DIVISION       DIVISION         DIVISION       DIVISION
                                                       ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................           $263            $209            $215             $96            $181
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................             30              36              14              (3)             14
    Net realized gain (loss) on investments .....              3               8               2              (1)             --
    Net unrealized appreciation (depreciation)
      of investments ............................             52             (66)              3              (2)             --
                                                       ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................             85             (22)             19              (6)             14

  Changes from principal transactions:
    Purchase payments ...........................            595             530             429             178             565
    Contract distributions and terminations .....            (21)            (15)             (5)             (4)            (25)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................             52             104              43              62            (417)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --              --              --              --              --
                                                       ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............            626             619             467             236             123
                                                       ---------------------------------------------------------------------------
  Total increase (decrease) .....................            711             597             486             230             137
                                                       ---------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............            974             806             701             326             318

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................              7              43              19              (4)              8
    Net realized gain (loss) on investments .....             23             (48)             10              20              --
    Net unrealized appreciation (depreciation)
      of investments ............................             76              10             (47)            214              --
                                                       ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................            106               5             (18)            230               8

  Changes from principal transactions:
    Purchase payments ...........................             40               3              42              18             210
    Contract distributions and terminations .....           (149)            (77)            (59)             (5)            (11)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................             12            (190)            (23)            (32)             54
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --              --              --              --              --
                                                       ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............            (97)           (264)            (40)            (19)            253
                                                       ---------------------------------------------------------------------------
  Total increase (decrease) .....................              9            (259)            (58)            211             261
                                                       ---------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............           $983            $547            $643            $537            $579
                                                       ===========================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 15



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                    SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS
                             FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                       (CONTINUED)
                                                  (DOLLARS IN THOUSANDS)


                                                                                                                HIGH
                                                      INTERNATIONAL     ASSET                   GROWTH &      QUALITY
                                                          EQUITY      ALLOCATION     EQUITY      INCOME         BOND
                                                         DIVISION     DIVISION(e)  DIVISION(e)  DIVISION(d)  DIVISION(f)  COMBINED
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 .....................       $1,981            --           --           --           --    $1,604,271
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ..................         (179)           --           --           --           --       125,356
    Net realized gain (loss) on investments .......         (556)           --           --           --           --        22,265
    Net unrealized appreciation (depreciation)
      of investments ..............................        1,647            --           --           --           --        39,447
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ...................          912            --           --           --           --       187,068

  Changes from principal transactions:
    Purchase payments .............................       41,775            --           --           --           --     1,536,754
    Contract distributions and terminations .......         (940)           --           --           --           --      (247,928)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .........................        6,037            --           --           --           --       237,766
    Addition to assets retained in the Account by
     Golden American Life Insurance Company .......           --            --           --           --           --           274
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions .................       46,872            --           --           --           --     1,526,866
                                                     -------------------------------------------------------------------------------
  Total increase (decrease) .......................       47,784            --           --           --           --     1,713,934
                                                     -------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 .................       49,765            --           --           --           --     3,318,205

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ..................          (48)           $2           $7           $1           --       255,284
    Net realized gain (loss) on investments .......       30,975            --           --           --          $(1)      235,776
    Net unrealized appreciation (depreciation)
      of investments ..............................       24,199             1            5            2           --       828,093
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ...................       55,126             3           12            3           (1)    1,319,153

  Changes from principal transactions:
    Purchase payments .............................       55,479           127          281           98          127     2,706,971
    Contract distributions and terminations .......       (3,729)           --           --           --           (4)     (545,597)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .........................       18,928             3            4            6          (95)      644,573
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ......           --            --           --           --           --           106
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions .................       70,678           130          285          104           28     2,806,053
                                                     -------------------------------------------------------------------------------
  Total increase (decrease) .......................      125,804           133          297          107           27     4,125,206
                                                     -------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 .................     $175,569          $133         $297         $107          $27    $7,443,411
                                                     ===============================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 16

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

NOTE 1 - ORGANIZATION
Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division, and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 1999, the Account had GoldenSelect Contracts and Granite PrimElite Contracts. GoldenSelect Contracts sold by Golden American during 1999 include DVA 100, DVA Series 100, DVA Plus, Access, Premium Plus, ESII, and Value. During 1999, the Account had GoldenSelect Contracts (DVA 80) which were no longer being sold.

At December 31, 1999, the Account had, under GoldenSelect Contracts, thirty-one investment divisions: Liquid Asset, Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Equity Income (formerly Multiple Allocation), Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth (formerly Growth & Income), Research, Total Return, Growth (formerly Value + Growth), Global Fixed Income, Developing World, Growth Opportunities, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, International Equity, Asset Allocation, Equity, Growth & Income, and High Quality Bond Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investments divisions: Mid-Cap Growth, Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International Equity, and Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds, The GCG Trust, PIMCO Variable Insurance Trust, Greenwich Street Series Fund Inc., Travelers Series Fund Inc., Warburg Pincus Trust, or The Galaxy VIP Fund (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

Prior to August 14, 1998, the Account also had certain investment divisions available from the Equi-Select Series Trust. In an effort to consolidate operations, Golden American requested permission from the Securities and Exchange Commission ("SEC") to substitute shares of each Portfolio of the Equi-Select Series Trust with shares of a similar Series of The GCG Trust. On August 14, 1998, after approval from the SEC, shares of each Portfolio of the Equi-Select Series Trust were substituted with shares of a similar Series of The GCG Trust. The consolidation resulted in the following Series being substituted from The GCG Trust:

   Equi-Select Series Trust                  The GCG Trust
     Investment Division                   Investment Division
-------------------------------  ----------------------------------------------

International Fixed Income           Global Fixed Income
OTC                                  Mid-Cap Growth
Research                             Research
Total Return                         Total Return
Value + Growth                       Growth (formerly Value + Growth)
Growth & Income                      Capital Growth (formerly Growth & Income)

The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES

DVA Plus, Access, and the Premium Plus each have three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. Golden American has also discontinued external sales of DVA 100. Under the terms of the Contract, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

    SERIES                                                       ANNUAL RATES
    ---------                                                    ------------
    DVA 80..................................................          0.80%
    DVA 100.................................................          0.90
    DVA Series 100..........................................          1.25
    DVA Plus - Standard.....................................          1.10
    DVA Plus - Annual Ratchet...............................          1.25
    DVA Plus - 5.5% Solution................................          1.25
    DVA Plus - 7% Solution..................................          1.40
    Access - Standard.......................................          1.25
    Access - Annual Ratchet.................................          1.40
    Access - 5.5% Solution..................................          1.40
    Access - 7% Solution....................................          1.55
    Premium Plus - Standard.................................          1.25
    Premium Plus - Annual Ratchet...........................          1.40
    Premium Plus - 5.5% Solution............................          1.40
    Premium Plus - 7% Solution..............................          1.55
    ESII....................................................          1.25
    Granite PrimElite - Standard............................          1.10
    Granite PrimElite - Annual Ratchet......................          1.25
    Value...................................................          0.75

ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, and Granite PrimElite Contracts.

ADMINISTRATIVE CHARGES: An administrative charge is deducted from the accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II and Value contracts. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGES: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

CONTINGENT DEFERRED SALES CHARGES: Under DVA Plus, Premium Plus, ES II, Value, and Granite PrimElite Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed based upon the date a premium payment is received.


      Complete Years Elapsed
      Since Premium Payment                                              Surrender Charge
--------------------------------------------------------------------------------------------------------------------------------
                                      DVA PLUS        PREMIUM PLUS          ES II              VALUE         GRANITE PRIMELITE
                                      --------        ------------          -----              -----         -----------------
              0.............              7%               8%                 8%                 6%                  7%
              1.............              7                8                  7                  6                   7
              2.............              6                8                  6                  6                   6
              3.............              5                8                  5                  5                   5
              4.............              4                7                  4                  4                   4
              5.............              3                6                  3                  3                   3
              6.............              1                5                  2                  1                   1
              7.............             --                3                  1                 --                  --
              8.............             --                1                 --                 --                  --
              9+............             --               --                 --                 --                  --


OTHER CONTRACT CHARGES: Under DVA 80, DVA 100, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA 100 Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD: Under Contracts offered prior to October 1995, a sales load of up to 7.5 % was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

FEES WAIVED BY GOLDEN AMERICAN: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                                                         YEAR ENDED DECEMBER 31
                                                              --------------------------------------------
                                                                      1999                    1998
                                                              --------------------     -------------------
                                                                         (DOLLARS IN THOUSANDS)

Balance at beginning of year............................                $9,003                 $17,009
Sales load advanced.....................................                   105                     274
Amortization of deferred sales load and premium tax.....                (6,015)                 (8,280)
                                                              --------------------     -------------------
Balance at end of year..................................                $3,093                  $9,003
                                                              ====================     ===================

NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                                     YEAR ENDED DECEMBER 31
                                                                ----------------------------------------------------------------
                                                                            1999                              1998
                                                                ----------------------------     -------------------------------
                                                                  PURCHASES       SALES              PURCHASES         SALES
                                                                ----------------------------     -------------------------------
                                                                                     (DOLLARS IN THOUSANDS)
The GCG Trust:
     Liquid Asset Series..................................       $1,632,496    $1,285,868              $570,537        $452,115
     Limited Maturity Bond Series.........................           81,290        30,122                71,742          22,970
     Hard Assets Series...................................           41,433        38,490                17,730          17,975
     All-Growth Series....................................           46,095        36,607                16,647          13,146
     Real Estate Series...................................           20,497        27,401                29,007          13,733
     Fully Managed Series.................................           68,756        23,879                83,688           7,148
     Equity Income Series.................................           70,767        43,280                52,037          32,159
     Capital Appreciation Series..........................          148,975        33,036                83,259          17,034
     Rising Dividends Series..............................          261,711        22,554               270,955           7,361
     Emerging Markets Series..............................            9,244        12,838                 2,644           7,107
     Market Manager Series................................            1,084         1,813                   342             292
     Value Equity Series..................................           43,808        28,137                58,297           6,136
     Strategic Equity Series..............................           90,233        24,704                31,008           5,375
     Small Cap Series.....................................          225,813       110,509                63,182           9,735
     Managed Global Series................................          178,228       176,669                41,119          39,355
     Mid-Cap Growth Series................................          391,543       119,357                97,494           8,444
     Capital Growth Series................................          220,384        23,307               132,350           6,850
     Research Series......................................          270,703        19,426               237,915           6,540
     Total Return Series..................................          236,379         4,467               202,032           1,560
     Growth Series........................................          860,731       170,066               119,241          13,912
     Global Fixed Income Series...........................           26,185        12,857                14,270           5,161
     Developing World Series..............................           58,318        20,799                 7,293           2,662
     Growth Opportunities Series..........................            7,288         5,600                 7,214           3,196
PIMCO Variable Insurance Trust:
     PIMCO High Yield Bond Portfolio......................          124,005        18,385                52,726           6,256
     PIMCO StocksPLUS Growth and Income Portfolio.........          188,819        25,749                49,898           2,237
Greenwich Street Series Fund Inc.:
     Appreciation Portfolio...............................              111           202                   739              82
Travelers Series Fund Inc.:
     Smith Barney High Income Portfolio...................               98           320                   878             222
     Smith Barney Large Cap Value Portfolio...............              167           189                   513              32
     Smith Barney International Equity Portfolio..........               44            67                   245              12
     Smith Barney Money Market Portfolio..................              483           222                   630             494
Warburg Pincus Trust:
     International Equity Portfolio.......................          696,223       625,613               370,938         324,226
The Galaxy VIP Fund:
     Asset Allocation Portfolio...........................              141             9                    --              --
     Equity Portfolio.....................................              292            --                    --              --
     Growth & Income Portfolio............................              105            --                    --              --
     High Quality Bond Portfolio..........................              127            99                    --              --
                                                                ----------------------------------------------------------------
COMBINED..................................................       $6,002,576    $2,942,641            $2,686,570      $1,033,527
                                                                ================================================================



                                                                 20

NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a sale (surrender of the old Contract) and a purchase (acquisition of the new
Contract). All of the purchases transactions for the Market Manager Division resulted from such updates.

                                                                                 YEAR ENDED DECEMBER 31
                                                       ---------------------------------------------------------------------------
                                                                      1999                                     1998
                                                       ----------------------------------       ----------------------------------
                                                           PURCHASES          SALES                PURCHASES           SALES
                                                       ----------------------------------       ----------------------------------
Liquid Asset Division............................          124,478,649       101,109,842            46,713,872       38,496,936
Limited Maturity Bond Division...................            6,043,778         3,110,174             5,263,273        2,390,944
Hard Assets Division.............................            2,900,594         2,714,660             1,390,271        1,503,254
All-Growth Division..............................            1,593,344         2,299,652             1,876,296        1,557,867
Real Estate Division.............................            1,107,500         1,561,932             1,269,259        1,003,769
Fully Managed Division...........................            3,844,658         2,421,187             4,432,536        1,393,191
Equity Income Division...........................            4,105,827         3,799,977             2,439,316        2,628,892
Capital Appreciation Division....................            6,021,915         3,037,582             3,704,327        1,712,022
Rising Dividends Division........................           12,519,925         3,029,038            13,285,423        1,798,264
Emerging Markets Division........................            1,467,567         1,902,732               737,697        1,279,884
Market Manager Division..........................                  435            75,755                16,579           26,443
Value Equity Division............................            2,852,986         2,154,579             3,639,566          936,377
Strategic Equity Division........................            6,344,054         2,305,045             2,329,825          828,876
Small Cap Division...............................           14,347,399         8,174,181             5,737,867        1,727,666
Managed Global Division..........................            9,633,015        10,824,049             3,637,963        3,808,355
Mid-Cap Growth Division..........................           14,316,514         5,846,579             5,201,859        1,073,702
Capital Growth Division..........................           12,561,878         2,575,149             8,700,243        1,061,928
Research Division................................           12,204,579         1,771,319            11,776,149        1,145,700
Total Return Division............................           13,447,324           976,323            11,841,572          542,519
Growth Division..................................           46,544,853        13,013,005             8,862,606        1,834,396
Global Fixed Income Division.....................            2,406,215         1,322,576             1,199,981          486,199
Developing World Division........................            6,615,294         2,774,781             1,034,819          414,729
Growth Opportunities Division....................              726,528           570,950               801,993          373,469
PIMCO High Yield Bond Division...................           12,707,468         2,989,676             5,575,890          995,489
PIMCO StocksPLUS Growth and
   Income Division...............................           15,418,741         3,191,901             5,235,676          567,893
Appreciation Division............................                5,856            11,558                45,518            5,062
Smith Barney High Income Division................                3,730            23,271                59,777           15,706
Smith Barney Large Cap Value Division............                6,907             9,522                25,818            1,496
Smith Barney International Equity Division.......                2,838             2,934                13,627              659
Smith Barney Money Market Division...............               40,398            19,082                55,074           43,687
International Equity Division....................           63,405,114        56,947,666            34,755,360       31,779,305
Asset Allocation Division........................               13,289               844                    --               --
Equity Division..................................               26,039               835                    --               --
Growth & Income Division.........................               11,266             1,139                    --               --
High Quality Bond Division.......................               12,671             9,915                    --               --
                                                       ----------------------------------       ----------------------------------
COMBINED.........................................          397,739,148       240,579,410           191,660,032      101,434,679
                                                       ==================================       ==================================

NOTE 6 - NET ASSETS
Investments at net asset value less the payable to Golden American for charges and fees at December 31, 1999 consisted of the following:

                                                          LIMITED
                                           LIQUID         MATURITY         HARD           ALL-             REAL             FULLY
                                            ASSET           BOND          ASSETS         GROWTH           ESTATE           MANAGED
                                          DIVISION        DIVISION       DIVISION       DIVISION         DIVISION         DIVISION
                                        --------------------------------------------------------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
Unit transactions..................        $506,425        $133,838        $30,475        $47,531         $41,701          $197,026
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......          15,901          20,765          7,443         47,182          29,154            68,682
Net unrealized appreciation
   (depreciation) of investments...              --          (4,202)         1,011         51,150         (15,178)            1,510
                                        --------------------------------------------------------------------------------------------
                                           $522,326        $150,401        $38,929       $145,863         $55,677          $267,218
                                        ============================================================================================

                                            EQUITY        CAPITAL          RISING        EMERGING         MARKET           VALUE
                                            INCOME      APPRECIATION      DIVIDENDS      MARKETS          MANAGER          EQUITY
                                           DIVISION       DIVISION        DIVISION       DIVISION        DIVISION         DIVISION
                                        --------------------------------------------------------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
Unit transactions..................        $138,807        $225,256       $624,736        $43,209            $595          $123,500
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......         158,214         124,915         49,066        (15,866)          3,964            20,094
Net unrealized appreciation
   (depreciation) of investments...         (25,737)         51,796        139,292          8,129           2,525            (6,214)
                                        --------------------------------------------------------------------------------------------
                                           $271,284        $401,967       $813,094        $35,472          $7,084          $137,380
                                        ============================================================================================

                                           STRATEGIC        SMALL          MANAGED       MID-CAP           CAPITAL
                                            EQUITY           CAP           GLOBAL         GROWTH            GROWTH         RESEARCH
                                           DIVISION        DIVISION       DIVISION       DIVISION          DIVISION        DIVISION
                                        --------------------------------------------------------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
Unit transactions..................        $128,188        $212,831        $69,455       $335,683           $341,923       $502,872
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......          12,978          36,216         85,339         73,201             29,228         17,532
Net unrealized appreciation
   (depreciation) of investments...          56,360          75,382         26,551        130,331             59,095        116,356
                                        --------------------------------------------------------------------------------------------
                                           $197,526        $324,429       $181,345       $539,215           $430,246       $636,760
                                        ============================================================================================

                                                                                                                            PIMCO
                                                                           GLOBAL                                           HIGH
                                             TOTAL                          FIXED       DEVELOPING         GROWTH           YIELD
                                            RETURN          GROWTH         INCOME          WORLD        OPPORTUNITIES        BOND
                                           DIVISION        DIVISION       DIVISION       DIVISION         DIVISION        DIVISION
                                        --------------------------------------------------------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
Unit transactions..................        $439,911        $809,489        $22,390        $41,047            $5,521        $144,589
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......          19,020          57,112           (460)         2,971               682           6,209
Net unrealized appreciation
   (depreciation) of investments...          (3,551)        338,909           (672)         7,655               460          (4,739)
                                        --------------------------------------------------------------------------------------------
                                           $455,380      $1,205,510        $21,258        $51,673            $6,663        $146,059
                                        ============================================================================================



                                                                 22


                                              PIMCO                            SMITH         SMITH           SMITH          SMITH
                                            STOCKSPLUS                         BARNEY        BARNEY          BARNEY         BARNEY
                                            GROWTH AND                          HIGH        LARGE CAP    INTERNATIONAL      MONEY
                                              INCOME         APPRECIATION      INCOME         VALUE          EQUITY         MARKET
                                             DIVISION          DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                         -------------------------------------------------------------------------------------------
                                                                           (DOLLARS IN THOUSANDS)
Unit transactions...................          $193,010             $785          $561           $636             $318          $557
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments.......            22,021               79            39             44               12            22
Net unrealized appreciation
   (depreciation) of investments....             6,199              119           (53)           (37)             207            --
                                         -------------------------------------------------------------------------------------------
                                              $221,230             $983          $547           $643             $537          $579
                                         ===========================================================================================

                                           INTERNATIONAL        ASSET                       GROWTH &     HIGH QUALITY
                                              EQUITY          ALLOCATION      EQUITY         INCOME          BOND
                                             DIVISION          DIVISION      DIVISION       DIVISION       DIVISION      COMBINED
                                         -------------------------------------------------------------------------------------------
                                                                             (DOLLARS IN THOUSANDS)
Unit transactions...................          $119,555             $130          $285           $104           $28        $5,482,967
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments.......            30,261                2             7              1            (1)          922,029
Net unrealized appreciation
   (depreciation) of investments....            25,753                1             5              2            --         1,038,415
                                         -------------------------------------------------------------------------------------------
                                              $175,569             $133          $297           $107           $27        $7,443,411
                                         ===========================================================================================

NOTE 7 - UNIT VALUES
Accumulation unit value information for units outstanding, by Contract type, as of December 31, 1999 follows:

                                                                                                    UNIT             EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE               VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

LIQUID ASSET
Currently payable annuity products:
   DVA 80.................................................................              2,484      $15.78                 $39
   DVA 100................................................................              3,692       15.44                  57
Contracts in accumulation period:
   DVA 80.................................................................            428,664       15.78               6,766
   DVA 100................................................................          2,108,284       15.44              32,553
   DVA Series 100.........................................................             65,836       14.85                 978
   DVA Plus - Standard....................................................            683,989       15.04              10,287
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................         13,701,797       14.79             202,706
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          7,668,618       14.55             111,594
   Access - 7% Solution, Premium Plus - 7% Solution.......................         11,002,421       14.29             157,230
   Value..................................................................              7,391       15.61                 116
                                                                                                             -------------------
                                                                                                                      522,326



                                                                 23



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT            EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

LIMITED MATURITY BOND
Currently payable annuity products:
   DVA 80.................................................................              5,775      $17.82                $103
   DVA 100................................................................             13,160       17.44                 229
Contracts in accumulation period:
   DVA 80.................................................................             55,752       17.82                 994
   DVA 100................................................................          1,611,603       17.44              28,100
   DVA Series 100.........................................................             15,728       16.77                 264
   DVA Plus - Standard....................................................            279,468       17.00               4,751
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,938,050       16.72              49,127
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          1,835,680       16.45              30,192
   Access - 7% Solution, Premium Plus - 7% Solution.......................          2,267,799       16.15              36,630
   Value..................................................................                655       17.65                  11
                                                                                                             -------------------
                                                                                                                      150,401
HARD ASSETS
Currently payable annuity products:
   DVA 80.................................................................                 64       18.54                   1
   DVA 100................................................................              4,504       18.13                  82
Contracts in accumulation period:
   DVA 80.................................................................             47,623       18.54                 883
   DVA 100................................................................            442,621       18.13               8,025
   DVA Series 100.........................................................             21,674       17.44                 378
   DVA Plus - Standard....................................................            112,564       17.66               1,988
   DVA Plus - Annual Ratchet & 5.5% Solution, Access-
     Standard, Premium Plus - Standard, ES II.............................            355,052       17.37               6,168
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........            696,931       17.09              11,909
   Access - 7% Solution, Premium Plus - 7% Solution.......................            565,255       16.78               9,486
   Value..................................................................                497       18.33                   9
                                                                                                             -------------------
                                                                                                                       38,929





                                                                 24



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT            EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)
ALL-GROWTH
Currently payable annuity products:
   DVA 100................................................................             10,034      $33.33                $334
Contracts in accumulation period:
   DVA 80.................................................................             30,780       34.07               1,049
   DVA 100................................................................          1,659,536       33.33              55,306
   DVA Series 100.........................................................             17,272       32.06                 554
   DVA Plus - Standard....................................................            177,295       32.46               5,755
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            680,978       31.93              21,744
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          1,363,281       31.41              42,819
   Access - 7% Solution, Premium Plus - 7% Solution.......................            593,365       30.85              18,302
                                                                                                             -------------------
                                                                                                                      145,863
REAL ESTATE
Currently payable annuity products:
   DVA 80.................................................................                337       22.00                   7
   DVA 100................................................................              4,675       21.52                 101
Contracts in accumulation period:
   DVA 80.................................................................             17,562       22.00                 387
   DVA 100................................................................            698,949       21.52              15,043
   DVA Series 100.........................................................              7,595       20.70                 157
   DVA Plus - Standard....................................................            136,122       20.96               2,854
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            534,577       20.62              11,024
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........            742,363       20.28              15,059
   Access - 7% Solution, Premium Plus - 7% Solution.......................            554,454       19.92              11,045
                                                                                                             -------------------
                                                                                                                       55,677
FULLY MANAGED
Currently payable annuity products:
   DVA 80.................................................................              1,025       23.10                  24
   DVA 100................................................................             42,440       22.59                 959
Contracts in accumulation period:
   DVA 80.................................................................             55,124       23.10               1,273
   DVA 100................................................................          2,723,900       22.59              61,541
   DVA Series 100.........................................................             28,071       21.73                 610
   DVA Plus - Standard....................................................            549,088       22.01              12,084
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,546,588       21.65              55,126
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          3,304,306       21.29              70,358
   Access - 7% Solution, Premium Plus - 7% Solution.......................          3,118,319       20.91              65,207
   Value..................................................................              1,564       22.85                  36
                                                                                                             -------------------
                                                                                                                      267,218



                                                                 25



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT             EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE               VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)
EQUITY INCOME
Currently payable annuity products:
   DVA 80.................................................................             10,512      $22.91                $241
   DVA 100................................................................             54,038       22.41               1,211
Contracts in accumulation period:
   DVA 80.................................................................            217,136       22.91               4,975
   DVA 100................................................................          4,960,030       22.41             111,166
   DVA Series 100.........................................................             52,427       21.56               1,130
   DVA Plus - Standard....................................................            381,468       21.83               8,327
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,014,453       21.47              43,259
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          2,523,887       21.12              53,311
   Access - 7% Solution, Premium Plus - 7% Solution.......................          2,294,950       20.74              47,606
   Value..................................................................              2,555       22.66                  58
                                                                                                             -------------------
                                                                                                                      271,284
CAPITAL APPRECIATION
Currently payable annuity products:
   DVA 100................................................................             34,146       31.01               1,059
Contracts in accumulation period:
   DVA 80.................................................................             54,304       31.50               1,710
   DVA 100................................................................          3,000,104       31.01              93,047
   DVA Series 100.........................................................             29,781       30.18                 899
   DVA Plus - Standard....................................................            431,150       30.46              13,132
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,412,721       30.11              72,649
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          3,839,680       29.77             114,290
   Access - 7% Solution, Premium Plus - 7% Solution.......................          3,574,164       29.38             104,999
   Value..................................................................              5,832       31.26                 182
                                                                                                             -------------------
                                                                                                                      401,967
RISING DIVIDENDS
Currently payable annuity products:
   DVA 80.................................................................              2,751       26.79                  74
   DVA 100................................................................             11,516       26.46                 305
Contracts in accumulation period:
   DVA 80.................................................................             45,744       26.79               1,225
   DVA 100................................................................          3,156,396       26.46              83,505
   DVA Series 100.........................................................             62,149       25.88               1,608
   DVA Plus - Standard....................................................          1,251,144       26.07              32,623
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          7,496,161       25.83             193,646
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........         10,160,317       25.59             260,024
   Access - 7% Solution, Premium Plus - 7% Solution.......................          9,473,482       25.31             239,807
   Value..................................................................             10,416       26.62                 277
                                                                                                             -------------------
                                                                                                                      813,094




                                                                 26



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT            EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

EMERGING MARKETS
Currently payable annuity products:
   DVA 100................................................................             20,476      $12.18                $249
Contracts in accumulation period:
   DVA 80.................................................................             66,912       12.34                 826
   DVA 100................................................................          1,114,771       12.18              13,583
   DVA Series 100.........................................................             19,565       11.92                 233
   DVA Plus - Standard....................................................            359,966       12.01               4,323
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            272,783       11.90               3,246
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          1,053,099       11.79              12,412
   Access - 7% Solution, Premium Plus - 7% Solution.......................             51,466       11.66                 600
                                                                                                             -------------------
                                                                                                                       35,472
MARKET MANAGER
Contracts in accumulation period:
   DVA 100................................................................            265,157       27.61               7,320
                                                                                                             -------------------
                                                                                                                        7,320
VALUE EQUITY
Currently payable annuity products:
   DVA 80.................................................................                353       18.67                   7
   DVA 100................................................................              8,027       18.49                 148
Contracts in accumulation period:
   DVA 80.................................................................             16,820       18.67                 314
   DVA 100................................................................            642,103       18.49              11,870
   DVA Series 100.........................................................             13,030       18.16                 237
   DVA Plus - Standard....................................................            433,555       18.28               7,924
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          1,825,971       18.14              33,129
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          2,709,066       18.01              48,787
   Access - 7% Solution, Premium Plus - 7% Solution.......................          1,956,244       17.84              34,902
   Value..................................................................              3,333       18.58                  62
                                                                                                             -------------------
                                                                                                                      137,380
STRATEGIC EQUITY
Currently payable annuity products:
   DVA 100................................................................             31,558       22.27                 703
Contracts in accumulation period:
   DVA 80.................................................................             18,395       22.46                 413
   DVA 100................................................................            387,984       22.27               8,642
   DVA Series 100.........................................................              6,159       21.94                 135
   DVA Plus - Standard....................................................            455,696       22.06              10,053
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,450,796       21.92              53,725
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          2,655,079       21.78              57,835
   Access - 7% Solution, Premium Plus - 7% Solution.......................          3,050,564       21.61              65,934
   Value..................................................................              3,862       22.37                  86
                                                                                                             -------------------
                                                                                                                      197,526



                                                                 27



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT           EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE             VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

SMALL CAP
Currently payable annuity products:
   DVA 100................................................................              3,735      $23.19                 $87
Contracts in accumulation period:
   DVA 80.................................................................             21,044       23.38                 492
   DVA 100................................................................            502,932       23.19              11,664
   DVA Series 100.........................................................             14,018       22.87                 320
   DVA Plus - Standard....................................................            453,438       22.96              10,411
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          5,053,919       22.82             115,340
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          4,514,345       22.68             102,399
   Access - 7% Solution, Premium Plus - 7% Solution.......................          3,698,983       22.55              83,400
   Value..................................................................             13,606       23.28                 316
                                                                                                             -------------------
                                                                                                                      324,429
MANAGED GLOBAL
Currently payable annuity products:
   DVA 100................................................................             11,683       24.68                 288
Contracts in accumulation period:
   DVA 80.................................................................             33,553       25.04                 840
   DVA 100................................................................          2,703,999       24.68              66,747
   DVA Series 100.........................................................             38,870       24.08                 936
   DVA Plus - Standard....................................................            605,044       24.23              14,658
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            676,401       23.97              16,211
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          3,306,922       23.71              78,402
   Access - 7% Solution, Premium Plus - 7% Solution.......................            139,357       23.42               3,263
                                                                                                             -------------------
                                                                                                                      181,345
MID-CAP GROWTH
Contracts in accumulation period:
   DVA 80.................................................................              5,425       40.92                 222
   DVA 100................................................................            328,684       40.50              13,310
   DVA Series 100.........................................................              9,549       39.75                 380
   DVA Plus - Standard....................................................            287,598       39.97              11,494
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          4,873,150       39.59             192,951
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          3,717,260       39.34             146,221
   Granite PrimElite - Standard...........................................              3,692       39.97                 148
   Granite PrimElite - Annual Ratchet.....................................             27,138       39.59               1,075
   Access - 7% Solution, Premium Plus - 7% Solution.......................          4,433,019       39.02             172,992
   Value..................................................................             10,373       40.71                 422
                                                                                                             -------------------
                                                                                                                      539,215



                                                                 28



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT           EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE             VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

CAPITAL GROWTH
Contracts in accumulation period:
   DVA 80.................................................................              3,348      $21.54                 $72
   DVA 100................................................................            390,759       21.38               8,354
   DVA Series 100.........................................................             11,902       21.10                 251
   DVA Plus - Standard....................................................            598,663       21.18              12,678
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          5,870,532       21.06             123,629
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          6,210,698       20.94             130,038
   Access - 7% Solution, Premium Plus - 7% Solution.......................          7,450,249       20.82             155,103
   Value..................................................................              5,650       21.46                 121
                                                                                                             -------------------
                                                                                                                      430,246

RESEARCH
Contracts in accumulation period:
   DVA 80.................................................................              6,633       28.93                 192
   DVA 100................................................................            431,562       28.62              12,353
   DVA Series 100.........................................................             18,345       28.10                 515
   DVA Plus - Standard....................................................            565,925       28.25              15,988
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          6,431,948       28.04             180,345
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          7,240,463       27.80             201,318
   Granite PrimElite - Standard...........................................              2,544       28.25                  72
   Granite PrimElite - Annual Ratchet.....................................             37,387       28.04               1,048
   Access - 7% Solution, Premium Plus - 7% Solution.......................          8,143,207       27.58             224,622
   Value..................................................................             10,661       28.78                 307
                                                                                                             -------------------
                                                                                                                      636,760

TOTAL RETURN
Contracts in accumulation period:
   DVA 80.................................................................              9,043       18.64                 168
   DVA 100................................................................            399,197       18.44               7,361
   DVA Series 100.........................................................              5,119       18.10                  93
   DVA Plus - Standard....................................................            831,642       18.20              15,135
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          8,274,089       18.06             149,429
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          6,739,205       17.91             120,710
   Granite PrimElite - Standard...........................................              4,770       18.20                  87
   Granite PrimElite - Annual Ratchet.....................................             33,383       18.06                 603
   Access - 7% Solution, Premium Plus - 7% Solution.......................          9,101,947       17.77             161,738
   Value..................................................................              3,045       18.54                  56
                                                                                                             -------------------
                                                                                                                      455,380



                                                                 29



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT           EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE             VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

GROWTH
Contracts in accumulation period:
   DVA 80.................................................................             47,480      $29.27              $1,390
   DVA 100................................................................            818,663       29.05              23,785
   DVA Series 100.........................................................             28,942       28.67                 830
   DVA Plus - Standard....................................................            758,379       28.78              21,827
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................         14,289,972       28.62             408,990
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........         11,168,535       28.46             317,801
   Access - 7% Solution, Premium Plus - 7% Solution.......................         15,200,894       28.29             430,081
   Value..................................................................             27,642       29.16                 806
                                                                                                             -------------------
                                                                                                                    1,205,510
GLOBAL FIXED INCOME
Contracts in accumulation period:
   DVA 100................................................................             24,119       12.04                 291
   DVA Plus - Standard....................................................             35,081       11.88                 417
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            753,003       11.79               8,880
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........            382,609       11.70               4,475
   Access - 7% Solution, Premium Plus - 7% Solution.......................            619,047       11.60               7,183
   Value..................................................................                982       12.11                  12
                                                                                                             -------------------
                                                                                                                       21,258
DEVELOPING WORLD
Contracts in accumulation period:
   DVA 80.................................................................                390       11.74                   5
   DVA 100................................................................             21,139       11.70                 247
   DVA Series 100.........................................................             27,991       11.64                 326
   DVA Plus - Standard....................................................                683       11.62                   8
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,133,907       11.61              24,775
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........            926,115       11.58              10,722
   Access - 7% Solution, Premium Plus - 7% Solution.......................          1,344,878       11.54              15,526
   Value..................................................................              5,500       11.72                  64
                                                                                                             -------------------
                                                                                                                       51,673
GROWTH OPPORTUNITIES
Contracts in accumulation period:
   DVA 100................................................................             12,750       11.52                 147
   DVA Plus - Standard....................................................              9,739       11.47                 112
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            215,681       11.44               2,466
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........            142,128       11.40               1,621
   Access - 7% Solution, Premium Plus - 7% Solution.......................            203,804       11.37               2,317
                                                                                                             -------------------
                                                                                                                        6,663



                                                                 30



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT            EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

PIMCO HIGH YIELD BOND
Contracts in accumulation period:
   DVA 80.................................................................              1,147      $10.34                 $12
   DVA 100................................................................            151,044       10.31               1,557
   DVA Series 100.........................................................                951       10.25                  10
   DVA Plus - Standard....................................................            400,821       10.27               4,115
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          5,053,973       10.24              51,749
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          3,194,935       10.21              32,631
   Access - 7% Solution, Premium Plus - 7% Solution.......................          5,486,600       10.19              55,895
   Value..................................................................              8,722       10.33                  90
                                                                                                             -------------------
                                                                                                                      146,059
PIMCO STOCKSPLUS GROWTH AND INCOME
Contracts in accumulation period:
   DVA 80.................................................................                651       13.26                   9
   DVA 100................................................................            116,144       13.22               1,535
   DVA Series 100.........................................................                292       13.14                   4
   DVA Plus - Standard....................................................            284,260       13.16               3,742
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          4,797,771       13.13              62,999
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          4,371,570       13.10              57,257
   Access - 7% Solution, Premium Plus - 7% Solution.......................          7,320,301       13.06              95,636
   Value..................................................................              3,634       13.24                  48
                                                                                                             -------------------
                                                                                                                      221,230
APPRECIATION
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................                711       18.47                  13
   Granite PrimElite - Annual Ratchet.....................................             52,802       18.36                 970
                                                                                                             -------------------
                                                                                                                          983
SMITH BARNEY HIGH INCOME
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................              5,981       13.84                  83
   Granite PrimElite - Annual Ratchet.....................................             33,782       13.74                 464
                                                                                                             -------------------
                                                                                                                          547
SMITH BARNEY LARGE CAP VALUE
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................              4,123       19.11                  79
   Granite PrimElite - Annual Ratchet.....................................             29,721       18.98                 564
                                                                                                             -------------------
                                                                                                                          643
SMITH BARNEY INTERNATIONAL EQUITY
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................              2,572       23.78                  61
   Granite PrimElite - Annual Ratchet.....................................             20,133       23.61                 476
                                                                                                             -------------------
                                                                                                                          537
SMITH BARNEY MONEY MARKET
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................             10,885       11.82                 129
   Granite PrimElite - Annual Ratchet.....................................             38,389       11.74                 450
                                                                                                             -------------------
                                                                                                                          579





                                                                 31



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT            EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE              VALUE
------------------------------------------------------------------------------- ------------------------------------------------
                                                                                                             (IN THOUSANDS)

INTERNATIONAL EQUITY
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          4,666,041      $15.57             $72,629
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          1,959,322       15.59              30,538
   Access - 7% Solution, Premium Plus - 7% Solution.......................          4,663,701       15.50              72,274
   Value..................................................................              8,033       15.97                 128
                                                                                                             -------------------
                                                                                                                      175,569
ASSET ALLOCATION
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................              4,460       10.70                  48
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........                832       10.70                   9
   Access - 7% Solution, Premium Plus - 7% Solution.......................              7,153       10.70                  76
                                                                                                             -------------------
                                                                                                                          133
EQUITY
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................              8,936       11.79                 105
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........             11,848       11.79                 140
   Access - 7% Solution, Premium Plus - 7% Solution.......................              4,420       11.78                  52
                                                                                                             -------------------
                                                                                                                          297

GROWTH & INCOME
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................              8,512       10.55                  90
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........              1,122       10.55                  12
   Access - 7% Solution, Premium Plus - 7% Solution.......................                493       10.54                   5
                                                                                                             -------------------
                                                                                                                          107
HIGH QUALITY BOND
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................              2,756        9.93                  27
                                                                                                             -------------------
                                                                                                                           27
                                                                                ---------------              -------------------
COMBINED..................................................................        340,258,685                      $7,443,647
                                                                                ===============              ===================



                                                                 32

                             PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus as indicated therein
    (2) Schedules I, III and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.


                                         SCHEDULE I
                                   SUMMARY OF INVESTMENTS
                          OTHER THAN INVESTMENTS IN RELATED PARTIES
                                   (DOLLARS IN THOUSANDS)

                                                                                 BALANCE
                                                                                  SHEET
DECEMBER 31, 1999                                          COST 1     VALUE      AMOUNT
-----------------------------------------------------------------------------------------
TYPE OF INVESTMENT
Fixed maturities, available for sale:
 Bonds:
   United States government and governmental
    agencies and authorities........................       $21,363   $21,103      $21,103
   Public utilities.................................        53,754    51,315       51,315
   Corporate securities.............................       396,494   384,272      384,272
   Other asset-backed securities....................       207,044   203,577      203,577
   Mortgage-backed securities.......................       179,397   175,054      175,054
                                                     ------------------------------------
   Total fixed maturities, available for sale.......       858,052   835,321      835,321

Equity securities:
   Common stocks: industrial,
   miscellaneous, and all other.....................        14,952    17,330       17,330

Mortgage loans on real estate.......................       100,087                100,087
Policy loans........................................        14,157                 14,157
Short-term investments..............................        80,191                 80,191
                                                     ---------------            ----------
Total investments...................................    $1,067,439              $1,047,086
                                                     ===============            ==========


Note 1: Cost is defined as original cost for common stocks, amortized cost for bonds and short-term investments, and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums and accrual of discounts.


                              SCHEDULE III
                    SUPPLEMENTARY INSURANCE INFORMATION
                          (DOLLARS IN THOUSANDS)

COLUMN A        COLUMN B     COLUMN C     COLUMN D    COLUMN E   COLUMN F
---------------------------------------------------------------------------
                                 FUTURE
                                 POLICY
                              BENEFITS,                   OTHER
                                LOSSES,                  POLICY
                 DEFERRED        CLAIMS                  CLAIMS  INSURANCE
                   POLICY           AND    UNEARNED         AND   PREMIUMS
              ACQUISITION          LOSS     REVENUE    BENEFITS        AND
SEGMENT             COSTS      EXPENSES     RESERVE     PAYABLE    CHARGES
---------------------------------------------------------------------------
                                                             POST-MERGER
---------------------------------------------------------------------------
YEAR ENDED
DECEMBER 31, 1999:

Life insurance  $528,957    $1,033,701      $6,300         $8      $82,935

YEAR ENDED
DECEMBER 31, 1998:

Life insurance   204,979       881,112       3,840         --       39,119

PERIOD
OCTOBER 25, 1997
THROUGH
DECEMBER 31, 1997:

Life insurance    12,752       505,304       1,189         10        3,834

                                                          POST-ACQUISITION
---------------------------------------------------------------------------
PERIOD
JANUARY 1, 1997
THROUGH
OCTOBER 24, 1997:

Life insurance       N/A           N/A         N/A        N/A       18,288



COLUMN A         COLUMN G    COLUMN H    COLUMN I   COLUMN J    COLUMN K
---------------------------------------------------------------------------

                                         AMORTIZA-
                             BENEFITS      TION OF
                              CLAIMS,     DEFERRED
                              LOSSES       POLICY
                   NET         AND         ACQUI-     OTHER
               INVESTMENT   SETTLEMENT     SITION   OPERATING   PREMIUMS
SEGMENT          INCOME      EXPENSES      COSTS    EXPENSES*    WRITTEN
---------------------------------------------------------------------------
                                                             POST-MERGER
---------------------------------------------------------------------------
YEAR ENDED
DECEMBER 31, 1999:

Life insurance   $59,169    $182,221      $33,119   $(83,827)      --

YEAR ENDED
DECEMBER 31, 1998:

Life insurance    42,485      96,968        5,148    (26,406)      --

PERIOD
OCTOBER 25, 1997
THROUGH
DECEMBER 31, 1997:

Life insurance     5,127       7,413          892      1,137       --

                                                          POST-ACQUISITION
---------------------------------------------------------------------------
PERIOD
JANUARY 1, 1997
THROUGH
OCTOBER 24, 1997:

Life insurance    21,656      19,401        1,674     20,234       --


* This includes policy acquisition costs deferred for first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business. The costs related to first year interest bonuses and the premium credit are included in benefits claims, losses, and settlement expenses.


                                                        SCHEDULE IV
                                                        REINSURANCE

COLUMN A                                         COLUMN B      COLUMN C
----------------------------------------------------------------------------

                                                              CEDED TO
                                                   GROSS        OTHER
                                                  AMOUNT      COMPANIES
----------------------------------------------------------------------------
AT DECEMBER 31, 1999:
    Life insurance in force.................  $225,000,000    $119,575,000
                                             ===============================

AT DECEMBER 31, 1998:
    Life insurance in force.................  $181,456,000    $111,552,000
                                             ===============================

AT DECEMBER 31, 1997:
    Life insurance in force.................  $149,842,000     $96,686,000
                                             ===============================


                                                        SCHEDULE IV
                                                        REINSURANCE

COLUMN A                                      COLUMN D        COLUMN E    COLUMN F
------------------------------------------------------------------------------------
                                                                         PERCENTAGE
                                               ASSUMED                    OF AMOUNT
                                            FROM OTHER        NET           ASSUMED
                                             COMPANIES      AMOUNT          TO NET
------------------------------------------------------------------------------------
AT DECEMBER 31, 1999:
    Life insurance in force.................      --     $105,425,000           --
                                            ========================================

AT DECEMBER 31, 1998:
    Life insurance in force.................      --      $69,904,000           --
                                            ========================================

AT DECEMBER 31, 1997:
    Life insurance in force.................      --      $53,156,000           --
                                            ========================================

EXHIBITS

(b) (1)        Resolution of the board of directors of the Depositor
                authorizing the establishment of the Registrant. (1)

    (2)        Not applicable.

    (3)  (a)   Distribution Agreement between the Depositor and
                Directed Services, Inc. (1)
         (b)   Dealers Agreement. (1)
         (c)   Organizational Agreement. (1)
         (d)   Assignment Agreement for Organizational Agreement. (1)

    (4)  (a)   Individual Deferred Combination Variable and Fixed Annuity
                Contract. (2)
         (b)   Group Deferred Combination Variable and Fixed
                Annuity Contract. (2)
         (c)   Individual Deferred Variable Annuity Contract. (2)
         (d)   Individual Retirement Annuity Rider Page. (1)
         (e)   ROTH Individual Retirement Annuity Rider. (1)
         (f)   Minimum Guaranteed Accumulation Benefit Rider (REV)
     (g)   Minimum Guaranteed Income Benefit Rider (REV)
     (h)   Minimum Guaranteed Withdrawal Benefit Rider (REV)
     (i)   Living Benefit Rider Endorsement (Inforce Riders)
     (j)   Death Benefit Endorsement No.1 (REV)(7% Solution Enhanced)
     (k)   Death Benefit Endorsement No.2 (REV)(Ratchet Enhanced)
     (l)   Death Benefit Endorsement No.3 (REV)(Standard)
     (m)   Death Benefit Endorsement No.5 (Base Death Benefit)
     (n)   Death Benefit Endorsement No.6 (Inforce Contracts)

    (5)  (a)   Individual Deferred Combination Variable and Fixed Annuity
                Application. (3)
         (b) Group Deferred Combination Variable and Fixed Annuity Enrollment Form. (3)
         (c)   Individual Deferred Variable Annuity Application. (3)

    (6)  (a)   Certificate of Amendment of the Restated Articles of
                Incorporation of Golden American, dated (03/01/95). (2)
         (b)   By-Laws of Golden American, dated (01/07/94). (1)
         (c) Resolution of the board of directors for Power of Attorney, dated (04/23/99). (2)

    (7)        Not applicable.

    (8)  (a)   Participation Agreement between Golden American and PIMCO
                Variable Insurance Trust. (1)
         (b) Administrative Services Agreement between Golden American and Equitable Life Insurance Company of Iowa. (1)
         (c) Service Agreement between Golden American and Directed Services, Inc. (1)
         (d)   Asset Management Agreement between Golden American and
                ING Investment Management LLC. (2)
         (e)   Reciprocal Loan Agreement between Golden American and
                ING America Insurance Holdings, Inc. (2)
         (f)   Revolving Note Payable between Golden American and
                SunTrust Bank. (2)
         (g) Participation Agreement between Golden American and Warburg Pincus Asset Management, Inc. (2)
         (h) Surplus Note, dated 12/17/96, between Golden American and Equitable of Iowa Companies. (4)
         (i) Surplus Note, dated 12/30/98, between Golden American and Equitable Life Insurance Company of Iowa. (4)
         (j) Surplus Note, dated 09/30/99, between Golden American and ING AIH. (4)
         (k) Surplus Note, dated 12/08/99, between Golden American and First Columbine Life Insurance Company. (3)
         (l) Surplus Note, dated 12/30/99, between Golden American and Equitable of Iowa Companies. (3)
         (m) Participation Agreement between Golden American and Prudential Series Fund, Inc. (4)
         (n)   Participation Agreement between Golden American and
                ING Variable Insurance Trust. (4)
         (o) Form of Amended Schedule Page to the Participation Agreement between Golden American and Prudential Series Fund, Inc. (5)
         (p) Reinsurance Agreement, dated 06/30/00, between Golden American and Equitable Life Insurance Company of Iowa. (5)
         (q) Renewal of Revolving Note Payable between Golden American and SunTrust Bank as of July 31, 2000 and expiring
                July 31, 2001. (5)

    (9)        Opinion and Consent of Myles R. Tashman. *

    (10) (a)   Consent of Sutherland Asbill & Brennan LLP. *
         (b)   Consent of Independent Auditors. *
         (c)   Consent of Myles R. Tashman, incorporated in Item 9 of this
               Part C, together with the Opinion of Myles R. Tashman. *

    (11)       Not applicable.

    (12)       Not applicable.

    (13)       Schedule of Performance Data. (4)

    (14)       Not applicable.

    (15)       Powers of Attorney.

    (16)       Subsidiaries of ING Groep N.V. (4)

    --------------------------------
    * To be Filed by Amendment

(1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to a registration statement for Separate Account B on Form N-4 filed with the Securities and Exchange Commission on about December 18, 1998 (File Nos. 333-66757, 811-5626).

(2) Incorporated herein by reference to Post-Effective Amendment No. 1 to a registration statement for Separate Account B on Form N-4 filed with the Securities and Exchange Commission on about April 23, 1999 (File Nos. 333-66757, 811-5626).

(3) Incorporated herein by reference to Post-Effective Amendment No. 2 to a registration statement for Separate Account B on Form N-4 filed with the Securities and Exchange Commission on about January 27, 2000 (File Nos. 333-66757, 811-5626).

(4) Incorporated herein by reference to Post-Effective Amendment No. 3 to a registration statement for Separate Account B on Form N-4 filed with the Securities and Exchange Commission on about April 26, 2000 (File Nos. 333-66757, 811-5626).

(5) Incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 13, 2000 (File Nos. 333-66757, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                             Principal                 Positions and Offices
Name                      Business Address             with Depositor
----                      ----------------             ---------------------
Barnett Chernow          Golden American Life Ins. Co. President and
                         1475 Dunwoody Drive           Director
                         West Chester, PA  19380

Michael W. Cunningham    ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Mark A. Tullis           ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Phillip R. Lowery        ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Myles R. Tashman         Golden American Life Ins. Co. Director, Executive
                         1475 Dunwoody Drive           Vice President, General
                         West Chester, PA  19380       Counsel and Secretary

James R. McInnis         Golden American Life Ins. Co. Executive Vice President
                         1475 Dunwoody Drive           and Chief Marketing
                         West Chester, PA  19380       Officer

Stephen J. Preston       Golden American Life Ins. Co. Executive Vice President
                         1475 Dunwoody Drive           and Chief Actuary
                         West Chester, PA  19380

Steven G. Mandel         Golden American Life Ins. Co. Senior Vice President and
                         1475 Dunwoody Drive           Chief Information Officer
                         West Chester, PA  19380

Ronald R. Blasdell       Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive
                         West Chester, PA  19380

E. Robert Koster         Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive           and Chief Financial
                         West Chester, PA  19380       Officer

David L. Jacobson        Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive           and Assistant Secretary
                         West Chester, PA  19380

William L. Lowe          Equitable of Iowa Companies   Senior Vice President,
                         909 Locust Street             Sales & Marketing
                         Des Moines, IA  50309

Gary F. Haynes           Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive           Operations
                         West Chester, PA  19380

David S. Pendergrass     ING Insurance Operations      Vice President and
                         5780 Powers Ferry Road        Treasurer
                         Atlanta, GA  30327-4390

Lawrence W. Porter, M.D. Equitable of Iowa Companies   Medical Director
                         909 Locust Street
                         Des Moines, IA  50309

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owns 100% of the stock of a newly formed New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose for the formation of First Golden is to offer variable products in the state of New York.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep N.V. ("ING"). The primary purpose of Directed Services, Inc. is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING, as of December 31, 1999 are incorporated by reference to the April 26, 2000 filing.

Item 27:  Number of Contractowners

As of August 31, 2000, there are 48,547 qualified contract owners and 71,436 non-qualified contract owners in Golden American's Separate Account B.

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, DSI, the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A of Golden American,
Separate Account B of Golden American, Alger Separate Account A of Golden American, Separate Account NY-B of First Golden, Separate Account A for Equitable Life Insurance Company of Iowa and The GCG Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
-------------------            ---------------------

James R. McInnis               President

Barnett Chernow                Director and Executive Vice President

Myles R. Tashman               Director, Executive Vice President,
                               Secretary and General Counsel

R. Lawrence Roth               Director
VESTAX Capital Corporation
1931 Georgetown Road
Hudson, OH 44236

Stephen J. Preston             Senior Vice President

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

(c)
                     1999 Net
      Name of      Underwriting     Compensation
     Principal     Discounts and         on         Brokerage
    Underwriter    Commissions       Redemption    Commissions    Compensation
    -----------    -----------       ----------    -----------    ------------
    Directed       $180,838,913          $0            $0              $0
    Services, Inc.


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, PA 19380 and by Equitable
Life Insurance Company of Iowa, an affiliate, at 909 Locust Street,
Des Moines, IA 50309.


ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                             SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf in the City of West Chester, and Commonwealth of Pennsylvania, on the 6th day of October, 2000.


                                     SEPARATE ACCOUNT B
                                      (Registrant)

                                By:  GOLDEN AMERICAN LIFE
                                     INSURANCE COMPANY
                                     (Depositor)

                                By:
                                     --------------------
                                     Barnett Chernow*
                                     President

Attest: /s/ Myles R. Tashman
        --------------------
         Myles R. Tashman
         Executive Vice President, General Counsel
         and Secretary of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities indicated on October 6, 2000.

Signature                          Title

                              President and Director
--------------------          of Depositor
Barnett Chernow*


--------------------          Senior Vice President
E. Robert Koster*             and Chief Financial Officer


                DIRECTORS OF DEPOSITOR


----------------------
Myles R. Tashman*


----------------------
Michael W. Cunningham*


----------------------
Phillip R. Lowery*


----------------------
Mark A. Tullis*


       By: /s/ Myles R. Tashman,      Attorney-in-Fact
           -----------------------
           Myles R. Tashman

_______________________
*Executed by Myles R. Tashman on behalf of those indicated pursuant to Power of Attorney.

                             EXHIBIT INDEX

ITEM      EXHIBIT                                                  PAGE #
----      -------                                                  ------
4(f)      Minimum Guaranteed Accumulation Benefit Rider (REV)    EX-99.B4F

4(g)      Minimum Guaranteed Income Benefit Rider (REV)          EX-99.B4G

4(h)      Minimum Guaranteed Withdrawal Benefit Rider (REV)      EX-99.B4H

4(i)      Living Benefit Rider Endorsement (Inforce Riders)      EX-99.B4I

4(j)      Death Benefit Endorsement No.1 (REV)
           (7% Solution Enhanced)                                EX-99.B4J

4(k)      Death Benefit Endorsement No.2 (REV)(Ratchet Enhanced) EX-99.B4K

4(l)      Death Benefit Endorsement No.3 (REV)(Standard)         EX-99.B4L

4(m)      Death Benefit Endorsement No.5 (Base Death Benefit)    EX-99.B4M

4(n)      Death Benefit Endorsement No.6 (Inforce Contracts)     EX-99.B4N

15        Power of Attorney                                      EX-99.B15